2015 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

This wrapper contains:

•	2015 Annual Report for RiverSource® Variable Second-To-Die Life Insurance

•	Supplement dated May 1, 2016 for RiverSource® Variable Second-To-Die Life Insurance Prospectus dated May 1, 2008

S-6185 CA (5/16)	Issued by: RiverSource Life Insurance Co. of New York

Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)

This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.

After the close of business on April 29, 2016, if your contract has:

●  Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);

●   Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);

●   Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;

●  Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.

Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

1

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-34 A (05/16)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$372	$2,361,082	$3,229,278	$311,488	$227,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	186	49	18	—
Receivable for share redemptions	—	2,612	1,830	170	141
Total assets	372	2,363,880	3,231,157	311,676	227,494

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,289	1,784	170	139
Contract terminations	—	1,323	46	—	2
Payable for investments purchased	—	186	49	18	—
Total liabilities	—	2,798	1,879	188	141
Net assets applicable to Variable Life contracts in accumulation period	—	2,361,082	3,229,278	311,267	227,265
Net assets applicable to seed money	372	—	—	221	88
Total net assets	$372	$2,361,082	$3,229,278	$311,488	$227,353
(1) Investment shares	33	79,284	240,811	6,521	32,022
(2) Investments, at cost	$399	$2,059,892	$3,448,814	$286,313	$340,930

Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$791,646	$3,740,280	$523,193	$409,231	$15,448,468
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	591
Receivable for share redemptions	3,330	2,443	229	351	11,275
Total assets	794,976	3,742,723	523,422	409,582	15,460,334

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	488	2,329	229	252	11,275
Contract terminations	2,842	115	—	99	—
Payable for investments purchased	—	—	—	—	591
Total liabilities	3,330	2,444	229	351	11,866
Net assets applicable to Variable Life contracts in accumulation period	791,646	3,740,279	523,049	409,144	15,448,440
Net assets applicable to seed money	—	—	144	87	28
Total net assets	$791,646	$3,740,279	$523,193	$409,231	$15,448,468
(1) Investment shares	79,007	422,630	40,122	205,128	701,884
(2) Investments, at cost	$654,741	$2,918,070	$601,322	$395,906	$10,525,538

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$2,906,261	$11,355,898	$2,386,771	$1,823,968	$2,978,339
Dividends receivable	1	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	203	413	2	1,190	1,111
Receivable for share redemptions	1,788	7,666	1,551	1,054	1,606
Total assets	2,908,253	11,363,977	2,388,324	1,826,212	2,981,056

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,637	6,913	1,449	1,054	1,606
Contract terminations	151	753	102	—	—
Payable for investments purchased	203	413	2	1,190	1,111
Total liabilities	1,991	8,079	1,553	2,244	2,717
Net assets applicable to Variable Life contracts in accumulation period	2,906,259	11,355,895	2,386,768	1,823,965	2,978,336
Net assets applicable to seed money	3	3	3	3	3
Total net assets	$2,906,262	$11,355,898	$2,386,771	$1,823,968	$2,978,339
(1) Investment shares	2,906,261	588,084	175,756	206,565	461,758
(2) Investments, at cost	$2,906,139	$8,695,334	$2,630,042	$2,239,565	$3,167,271

Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$324,743	$744,555	$7,662,689	$2,268,466	$6,423,945
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	76	3,238	—	18
Receivable for share redemptions	221	489	4,573	2,491	4,452
Total assets	324,994	745,120	7,670,500	2,270,957	6,428,415

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	221	478	4,573	1,388	3,545
Contract terminations	—	11	—	1,103	907
Payable for investments purchased	30	76	3,238	—	18
Total liabilities	251	565	7,811	2,491	4,470
Net assets applicable to Variable Life contracts in accumulation period	324,563	744,552	7,662,686	2,268,463	6,423,941
Net assets applicable to seed money	180	3	3	3	4
Total net assets	$324,743	$744,555	$7,662,689	$2,268,466	$6,423,945
(1) Investment shares	40,492	91,920	760,187	176,672	422,350
(2) Investments, at cost	$370,596	$863,666	$8,013,359	$1,512,196	$4,733,250

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$24,112,862	$281,182	$29,532	$30,135	$1,317,619
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	24,253	103	19	20	937
Total assets	24,137,115	281,285	29,551	30,155	1,318,556

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,185	103	19	20	937
Contract terminations	7,068	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	24,253	103	19	20	937
Net assets applicable to Variable Life contracts in accumulation period	24,112,859	281,106	29,500	30,094	1,317,587
Net assets applicable to seed money	3	76	32	41	32
Total net assets	$24,112,862	$281,182	$29,532	$30,135	$1,317,619
(1) Investment shares	671,293	30,235	2,823	2,806	116,707
(2) Investments, at cost	$14,275,169	$298,739	$29,455	$31,291	$1,341,012

Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$584,022	$533,200	$596,828	$6,304,045	$392,742
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1	9,655	—
Receivable for share redemptions	227	492	396	4,905	213
Total assets	584,249	533,692	597,225	6,318,605	392,955

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	227	283	396	4,590	210
Contract terminations	—	209	—	315	3
Payable for investments purchased	—	—	1	9,655	—
Total liabilities	227	492	397	14,560	213
Net assets applicable to Variable Life contracts in accumulation period	583,999	533,197	596,825	6,304,042	392,739
Net assets applicable to seed money	23	3	3	3	3
Total net assets	$584,022	$533,200	$596,828	$6,304,045	$392,742
(1) Investment shares	48,669	26,189	34,241	464,215	23,089
(2) Investments, at cost	$604,134	$420,500	$484,296	$4,652,814	$334,131

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Assets
Investments, at fair value(1),(2)	$1,097,876	$1,705,204	$323,666	$148,654	$1,032,334
Dividends receivable	—	—	—	—	3,090
Accounts receivable from RiverSource Life of NY for contract purchase payments	328	1,186	935	—	303
Receivable for share redemptions	600	924	204	102	652
Total assets	1,098,804	1,707,314	324,805	148,756	1,036,379

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	600	924	204	67	652
Contract terminations	—	—	—	35	—
Payable for investments purchased	328	1,186	935	—	3,393
Total liabilities	928	2,110	1,139	102	4,045
Net assets applicable to Variable Life contracts in accumulation period	1,097,873	1,705,201	323,666	148,518	1,030,332
Net assets applicable to seed money	3	3	—	136	2,002
Total net assets	$1,097,876	$1,705,204	$323,666	$148,654	$1,032,334
(1) Investment shares	58,181	163,647	82,779	11,807	117,311
(2) Investments, at cost	$893,023	$1,700,093	$604,698	$159,512	$1,092,622

Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$4,109,689	$3,899,690	$6,143,099	$1,329,061	$2,561,936
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	228	278	—	268
Receivable for share redemptions	2,963	3,129	4,668	5,195	1,635
Total assets	4,112,652	3,903,047	6,148,045	1,334,256	2,563,839

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,573	2,211	3,688	798	1,384
Contract terminations	390	918	980	4,397	251
Payable for investments purchased	—	228	278	—	268
Total liabilities	2,963	3,357	4,946	5,195	1,903
Net assets applicable to Variable Life contracts in accumulation period	4,109,689	3,899,690	6,143,099	1,329,061	2,561,936
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,109,689	$3,899,690	$6,143,099	$1,329,061	$2,561,936
(1) Investment shares	123,563	207,983	189,543	69,951	165,073
(2) Investments, at cost	$3,491,922	$3,053,793	$5,812,181	$1,212,706	$2,582,333

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$85,638	$1,729,115	$2,134,099	$60,635	$5,805,178
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	359	72	—	5,270
Receivable for share redemptions	66	1,110	1,169	36	3,405
Total assets	85,704	1,730,584	2,135,340	60,671	5,813,853

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	66	1,053	1,169	36	3,405
Contract terminations	—	57	—	—	—
Payable for investments purchased	—	359	72	—	5,270
Total liabilities	66	1,469	1,241	36	8,675
Net assets applicable to Variable Life contracts in accumulation period	85,365	1,729,115	2,133,998	60,494	5,805,178
Net assets applicable to seed money	273	—	101	141	—
Total net assets	$85,638	$1,729,115	$2,134,099	$60,635	$5,805,178
(1) Investment shares	6,031	90,058	120,707	3,838	400,633
(2) Investments, at cost	$96,886	$1,701,818	$2,256,752	$66,926	$6,377,865

Dec. 31, 2015 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Assets
Investments, at fair value(1),(2)	$31,761	$377,932	$2,300,491	$530,908	$97,879
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	310	—	—	—
Receivable for share redemptions	24	220	1,580	291	45
Total assets	31,785	378,462	2,302,071	531,199	97,924

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	24	220	1,243	284	45
Contract terminations	—	—	337	7	—
Payable for investments purchased	—	310	—	—	—
Total liabilities	24	530	1,580	291	45
Net assets applicable to Variable Life contracts in accumulation period	31,485	377,932	2,300,491	530,908	97,737
Net assets applicable to seed money	276	—	—	—	142
Total net assets	$31,761	$377,932	$2,300,491	$530,908	$97,879
(1) Investment shares	3,483	32,580	137,672	9,265	9,710
(2) Investments, at cost	$34,118	$406,002	$2,047,840	$391,207	$112,624

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$294,394	$10,319,391	$649,145	$1,159,547	$441,989
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7	10,798	207	44	115
Receivable for share redemptions	200	7,483	404	698	251
Total assets	294,601	10,337,672	649,756	1,160,289	442,355

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	200	7,483	404	681	251
Contract terminations	—	—	—	17	—
Payable for investments purchased	7	10,798	207	44	115
Total liabilities	207	18,281	611	742	366
Net assets applicable to Variable Life contracts in accumulation period	294,309	10,319,391	649,050	1,159,547	441,989
Net assets applicable to seed money	85	—	95	—	—
Total net assets	$294,394	$10,319,391	$649,145	$1,159,547	$441,989
(1) Investment shares	16,813	304,947	27,896	35,095	82,154
(2) Investments, at cost	$252,533	$8,065,896	$530,851	$1,070,383	$372,249

Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Assets
Investments, at fair value(1),(2)	$407,126	$279,493	$534,762	$1,152,951	$506,500
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	257	11
Receivable for share redemptions	312	71	336	1,112	409
Total assets	407,438	279,564	535,098	1,154,320	506,920

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	270	71	269	672	342
Contract terminations	43	—	67	440	67
Payable for investments purchased	—	—	—	257	11
Total liabilities	313	71	336	1,369	420
Net assets applicable to Variable Life contracts in accumulation period	407,125	279,363	534,762	1,152,951	506,343
Net assets applicable to seed money	—	130	—	—	157
Total net assets	$407,125	$279,493	$534,762	$1,152,951	$506,500
(1) Investment shares	21,621	33,658	9,782	148,768	16,749
(2) Investments, at cost	$374,299	$363,581	$423,758	$944,963	$444,454

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$2,282,613	$52,611	$1,823,612	$1,461,599	$1,394,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	51	77
Receivable for share redemptions	1,602	40	1,148	841	967
Total assets	2,284,215	52,651	1,824,760	1,462,491	1,395,553

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,260	40	996	835	838
Contract terminations	342	—	152	6	129
Payable for investments purchased	—	—	—	51	77
Total liabilities	1,602	40	1,148	892	1,044
Net assets applicable to Variable Life contracts in accumulation period	2,282,613	52,312	1,823,612	1,461,599	1,394,509
Net assets applicable to seed money	—	299	—	—	—
Total net assets	$2,282,613	$52,611	$1,823,612	$1,461,599	$1,394,509
(1) Investment shares	81,990	4,571	112,430	101,149	55,448
(2) Investments, at cost	$3,135,469	$56,685	$1,961,646	$1,590,915	$1,603,446

Dec. 31, 2015 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$476,270	$226,821	$591	$994,203	$2,127,056
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	43	12	—	—	823
Receivable for share redemptions	335	147	—	834	1,358
Total assets	476,648	226,980	591	995,037	2,129,237

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	335	147	—	598	1,358
Contract terminations	—	—	—	236	—
Payable for investments purchased	43	12	—	—	823
Total liabilities	378	159	—	834	2,181
Net assets applicable to Variable Life contracts in accumulation period	476,270	226,752	240	994,203	2,126,981
Net assets applicable to seed money	—	69	351	—	75
Total net assets	$476,270	$226,821	$591	$994,203	$2,127,056
(1) Investment shares	46,785	23,028	63	26,449	425,411
(2) Investments, at cost	$431,502	$269,504	$637	$954,095	$2,307,344

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$903,495	$1,098,682	$23,686	$1,076,562	$472,592
Dividends receivable	—	—	60	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	251	18	—	281	1,981
Receivable for share redemptions	576	804	13	695	284
Total assets	904,322	1,099,504	23,759	1,077,538	474,857

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	576	738	13	649	284
Contract terminations	—	66	—	46	—
Payable for investments purchased	251	18	60	281	1,981
Total liabilities	827	822	73	976	2,265
Net assets applicable to Variable Life contracts in accumulation period	903,495	1,098,612	15,555	1,076,562	472,592
Net assets applicable to seed money	—	70	8,131	—	—
Total net assets	$903,495	$1,098,682	$23,686	$1,076,562	$472,592
(1) Investment shares	42,921	119,552	2,239	53,587	79,294
(2) Investments, at cost	$965,419	$1,299,274	$25,062	$908,344	$534,584

Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Assets
Investments, at fair value(1),(2)	$259,972	$8,249,118	$514,236	$1,992,748	$2,370,591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	119	—	—	2,125
Receivable for share redemptions	147	6,140	251	17,901	1,371
Total assets	260,119	8,255,377	514,487	2,010,649	2,374,087

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	145	6,117	251	1,200	1,371
Contract terminations	2	23	—	16,701	—
Payable for investments purchased	—	119	—	—	2,125
Total liabilities	147	6,259	251	17,901	3,496
Net assets applicable to Variable Life contracts in accumulation period	259,972	8,249,118	514,105	1,992,748	2,370,591
Net assets applicable to seed money	—	—	131	—	—
Total net assets	$259,972	$8,249,118	$514,236	$1,992,748	$2,370,591
(1) Investment shares	19,891	239,730	15,205	213,356	160,827
(2) Investments, at cost	$266,102	$5,675,000	$387,705	$2,287,306	$2,540,951

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$12,243	$10,764,613	$17,702,251	$706,248	$540,177
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,823	978	29	—
Receivable for share redemptions	7	5,987	11,560	490	391
Total assets	12,250	10,774,423	17,714,789	706,767	540,568

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7	5,987	11,060	456	373
Contract terminations	—	—	500	34	18
Payable for investments purchased	—	3,823	978	29	—
Total liabilities	7	9,810	12,538	519	391
Net assets applicable to Variable Life contracts in accumulation period	11,965	10,764,609	17,702,248	706,245	540,153
Net assets applicable to seed money	278	4	3	3	24
Total net assets	$12,243	$10,764,613	$17,702,251	$706,248	$540,177
(1) Investment shares	2,530	684,337	1,123,952	139,575	43,180
(2) Investments, at cost	$15,416	$9,546,754	$13,978,012	$1,017,951	$513,473

Dec. 31, 2015 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$829,423	$23,056,772	$37,962,055	$26,389,815	$55,726,688
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	963	17,091	9,914	5,108
Receivable for share redemptions	589	14,070	24,243	15,849	35,446
Total assets	830,012	23,071,805	38,003,389	26,415,578	55,767,242

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	544	14,070	24,243	15,743	35,064
Contract terminations	45	—	—	106	382
Payable for investments purchased	—	963	17,091	9,914	5,108
Total liabilities	589	15,033	41,334	25,763	40,554
Net assets applicable to Variable Life contracts in accumulation period	829,410	23,056,768	37,962,052	26,389,811	55,726,685
Net assets applicable to seed money	13	4	3	4	3
Total net assets	$829,423	$23,056,772	$37,962,055	$26,389,815	$55,726,688
(1) Investment shares	66,301	1,619,155	2,662,136	1,759,321	3,710,166
(2) Investments, at cost	$776,220	$20,584,276	$30,637,916	$23,476,434	$44,059,456

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$2,568,400	$5,025,947	$13,682	$1,169	$608,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	170	105	—	—	60
Receivable for share redemptions	1,642	3,374	6	1	346
Total assets	2,570,212	5,029,426	13,688	1,170	609,093

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,642	3,374	6	1	346
Contract terminations	—	—	—	—	—
Payable for investments purchased	170	105	—	—	60
Total liabilities	1,812	3,479	6	1	406
Net assets applicable to Variable Life contracts in accumulation period	2,568,386	5,025,944	13,387	803	608,684
Net assets applicable to seed money	14	3	295	366	3
Total net assets	$2,568,400	$5,025,947	$13,682	$1,169	$608,687
(1) Investment shares	192,246	375,631	1,443	124	29,491
(2) Investments, at cost	$2,327,493	$4,284,985	$14,151	$1,215	$531,513

Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$364,481	$188,730	$4,955,324	$5,662,877	$1,073,029
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	52	100	533	100
Receivable for share redemptions	828	115	3,158	3,144	635
Total assets	365,309	188,897	4,958,582	5,666,554	1,073,764

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	254	115	3,023	3,144	633
Contract terminations	574	—	135	—	2
Payable for investments purchased	—	52	100	533	100
Total liabilities	828	167	3,258	3,677	735
Net assets applicable to Variable Life contracts in accumulation period	364,454	188,715	4,955,321	5,662,874	1,072,950
Net assets applicable to seed money	27	15	3	3	79
Total net assets	$364,481	$188,730	$4,955,324	$5,662,877	$1,073,029
(1) Investment shares	23,698	10,114	188,272	178,358	221,700
(2) Investments, at cost	$268,738	$163,928	$5,581,121	$5,952,000	$1,087,316

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$900,732	$775,374
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	46	33
Receivable for share redemptions	515	418
Total assets	901,293	775,825

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	515	418
Contract terminations	—	—
Payable for investments purchased	46	33
Total liabilities	561	451
Net assets applicable to Variable Life contracts in accumulation period	900,613	775,374
Net assets applicable to seed money	119	—
Total net assets	$900,732	$775,374
(1) Investment shares	35,957	90,581
(2) Investments, at cost	$794,839	$819,082

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$3	$27,900	$75,115	$—	$2,192
Variable account expenses	1	16,011	22,868	1,307	1,714
Investment income (loss) — net	2	11,889	52,247	(1,307)	478

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1	630,029	805,224	54,509	33,390
Cost of investments sold	1	485,698	836,289	44,963	43,016
Net realized gain (loss) on sales of investments	—	144,331	(31,065)	9,546	(9,626)
Distributions from capital gains	7	—	—	18,071	5,810
Net change in unrealized appreciation or depreciation of investments	(15)	(140,228)	35,634	(10,278)	(110,902)
Net gain (loss) on investments	(8)	4,103	4,569	17,339	(114,718)
Net increase (decrease) in net assets resulting from operations	$(6)	$15,992	$56,816	$16,032	$(114,240)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$3,288	$85,685	$5,343	$495	$—
Variable account expenses	6,206	29,177	1,971	3,273	135,447
Investment income (loss) — net	(2,918)	56,508	3,372	(2,778)	(135,447)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	118,335	533,175	38,523	90,225	1,488,026
Cost of investments sold	94,529	393,022	41,274	83,686	1,002,570
Net realized gain (loss) on sales of investments	23,806	140,153	(2,751)	6,539	485,456
Distributions from capital gains	—	—	31,459	1,780	—
Net change in unrealized appreciation or depreciation of investments	(17,461)	(374,095)	(46,623)	(17,814)	(214,121)
Net gain (loss) on investments	6,345	(233,942)	(17,915)	(9,495)	271,335
Net increase (decrease) in net assets resulting from operations	$3,427	$(177,434)	$(14,543)	$(12,273)	$135,888

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$301	$—	$3,337	$—	$190,324
Variable account expenses	20,630	91,393	19,401	14,323	21,262
Investment income (loss) — net	(20,329)	(91,393)	(16,064)	(14,323)	169,062

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,249,690	3,281,216	480,824	544,099	924,412
Cost of investments sold	1,249,625	2,313,093	476,396	620,497	897,190
Net realized gain (loss) on sales of investments	65	968,123	4,428	(76,398)	27,222
Distributions from capital gains	—	—	73,039	166,196	—
Net change in unrealized appreciation or depreciation of investments	(64)	(1,308,632)	(318,176)	(212,059)	(249,628)
Net gain (loss) on investments	1	(340,509)	(240,709)	(122,261)	(222,406)
Net increase (decrease) in net assets resulting from operations	$(20,328)	$(431,902)	$(256,773)	$(136,584)	$(53,344)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$33,929	$72,172	$104,898	$—	$—
Variable account expenses	2,978	6,000	58,419	16,334	43,782
Investment income (loss) — net	30,951	66,172	46,479	(16,334)	(43,782)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	150,961	168,240	1,834,306	379,877	1,299,856
Cost of investments sold	156,563	182,400	1,887,246	240,763	870,142
Net realized gain (loss) on sales of investments	(5,602)	(14,160)	(52,940)	139,114	429,714
Distributions from capital gains	3,318	7,013	23,898	—	—
Net change in unrealized appreciation or depreciation of investments	(34,505)	(72,251)	(56,909)	45,722	(371,182)
Net gain (loss) on investments	(36,789)	(79,398)	(85,951)	184,836	58,532
Net increase (decrease) in net assets resulting from operations	$(5,838)	$(13,226)	$(39,472)	$168,502	$14,750

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$10,287	$—	$—	$—
Variable account expenses	210,306	614	226	158	11,401
Investment income (loss) — net	(210,306)	9,673	(226)	(158)	(11,401)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,471,303	42,327	41,980	898	19,737
Cost of investments sold	1,436,259	43,544	41,131	914	19,436
Net realized gain (loss) on sales of investments	1,035,044	(1,217)	849	(16)	301
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(823,714)	(17,197)	(39)	(1,156)	(47,200)
Net gain (loss) on investments	211,330	(18,414)	810	(1,172)	(46,899)
Net increase (decrease) in net assets resulting from operations	$1,024	$(8,741)	$584	$(1,330)	$(58,300)

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$60,968	$—
Variable account expenses	2,140	3,518	5,090	57,061	2,697
Investment income (loss) — net	(2,140)	(3,518)	(5,090)	3,907	(2,697)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	111,651	144,925	157,797	635,251	122,352
Cost of investments sold	111,555	102,173	119,106	444,311	99,343
Net realized gain (loss) on sales of investments	96	42,752	38,691	190,940	23,009
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(21,283)	(13,769)	(69,641)	76,703	(43,216)
Net gain (loss) on investments	(21,187)	28,983	(30,950)	267,643	(20,207)
Net increase (decrease) in net assets resulting from operations	$(23,327)	$25,465	$(36,040)	$271,550	$(22,904)
See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Investment income
Dividend income	$—	$52,039	$—	$2,205	$36,880
Variable account expenses	7,972	12,472	3,138	611	8,414
Investment income (loss) — net	(7,972)	39,567	(3,138)	1,594	28,466

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	337,144	564,682	101,852	12,852	262,569
Cost of investments sold	237,293	547,423	163,710	13,549	266,157
Net realized gain (loss) on sales of investments	99,851	17,259	(61,858)	(697)	(3,588)
Distributions from capital gains	—	4,201	—	177	—
Net change in unrealized appreciation or depreciation of investments	(130,732)	(49,230)	(51,475)	(10,479)	(42,165)
Net gain (loss) on investments	(30,881)	(27,770)	(113,333)	(10,999)	(45,753)
Net increase (decrease) in net assets resulting from operations	$(38,853)	$11,797	$(116,471)	$(9,405)	$(17,287)

Year ended Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$33,878	$82,276	$26,071	$17,713	$87,672
Variable account expenses	31,327	27,613	47,189	9,557	18,206
Investment income (loss) — net	2,551	54,663	(21,118)	8,156	69,466

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	687,528	439,208	743,932	189,489	767,376
Cost of investments sold	535,005	320,058	665,577	167,702	806,814
Net realized gain (loss) on sales of investments	152,523	119,150	78,355	21,787	(39,438)
Distributions from capital gains	370,140	208,565	797,894	1,395	—
Net change in unrealized appreciation or depreciation of investments	(541,748)	(500,514)	(985,005)	1,650	(35,261)
Net gain (loss) on investments	(19,085)	(172,799)	(108,756)	24,832	(74,699)
Net increase (decrease) in net assets resulting from operations	$(16,534)	$(118,136)	$(129,874)	$32,988	$(5,233)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$4,478	$56,105	$15,108	$3,692	$25,424
Variable account expenses	869	14,139	16,156	303	45,589
Investment income (loss) — net	3,609	41,966	(1,048)	3,389	(20,165)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,918	563,599	731,705	12,457	1,261,242
Cost of investments sold	31,148	454,108	628,643	13,222	1,143,345
Net realized gain (loss) on sales of investments	(1,230)	109,491	103,062	(765)	117,897
Distributions from capital gains	—	123,791	347,466	240	459,928
Net change in unrealized appreciation or depreciation of investments	(9,651)	(376,427)	(640,016)	(6,148)	(1,211,869)
Net gain (loss) on investments	(10,881)	(143,145)	(189,488)	(6,673)	(634,044)
Net increase (decrease) in net assets resulting from operations	$(7,272)	$(101,179)	$(190,536)	$(3,284)	$(654,209)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2015 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Investment income
Dividend income	$606	$1,158	$32,231	$—	$2,984
Variable account expenses	201	2,764	15,872	3,329	392
Investment income (loss) — net	405	(1,606)	16,359	(3,329)	2,592

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,600	40,406	747,581	141,963	7,396
Cost of investments sold	1,665	35,545	547,664	109,869	8,125
Net realized gain (loss) on sales of investments	(65)	4,861	199,917	32,094	(729)
Distributions from capital gains	49	49,157	144,708	2,847	6,728
Net change in unrealized appreciation or depreciation of investments	(1,981)	(61,807)	(391,993)	(8,824)	(14,652)
Net gain (loss) on investments	(1,997)	(7,789)	(47,368)	26,117	(8,653)
Net increase (decrease) in net assets resulting from operations	$(1,592)	$(9,395)	$(31,009)	$22,788	$(6,061)

Year ended Dec. 31, 2015 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Investment income
Dividend income	$5,214	$125,174	$11,727	$15,965	$—
Variable account expenses	2,532	96,483	4,828	8,342	3,119
Investment income (loss) — net	2,682	28,691	6,899	7,623	(3,119)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	81,680	1,296,394	135,896	206,059	46,379
Cost of investments sold	62,278	816,040	105,882	175,105	33,971
Net realized gain (loss) on sales of investments	19,402	480,354	30,014	30,954	12,408
Distributions from capital gains	861	1,144,721	—	—	34,957
Net change in unrealized appreciation or depreciation of investments	(45,286)	(2,380,792)	(30,364)	(85,341)	(41,727)
Net gain (loss) on investments	(25,023)	(755,717)	(350)	(54,387)	5,638
Net increase (decrease) in net assets resulting from operations	$(22,341)	$(727,026)	$6,549	$(46,764)	$2,519

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Investment income
Dividend income	$—	$1,346	$2,860	$—	$2,448
Variable account expenses	3,129	1,109	3,279	8,081	4,337
Investment income (loss) — net	(3,129)	237	(419)	(8,081)	(1,889)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	82,863	117,239	66,447	167,494	121,509
Cost of investments sold	69,725	142,576	45,634	116,351	96,330
Net realized gain (loss) on sales of investments	13,138	(25,337)	20,813	51,143	25,179
Distributions from capital gains	40,810	64,613	60,460	160,427	99,863
Net change in unrealized appreciation or depreciation of investments	(28,268)	(72,738)	(62,946)	(159,999)	(99,445)
Net gain (loss) on investments	25,680	(33,462)	18,327	51,571	25,597
Net increase (decrease) in net assets resulting from operations	$22,551	$(33,225)	$17,908	$43,490	$23,708

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$13,339	$—	$8,658	$—	$67,086
Variable account expenses	17,676	438	9,590	10,775	12,236
Investment income (loss) — net	(4,337)	(438)	(932)	(10,775)	54,850

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	625,143	10,549	412,469	276,087	546,475
Cost of investments sold	785,714	11,169	420,686	277,676	516,754
Net realized gain (loss) on sales of investments	(160,571)	(620)	(8,217)	(1,589)	29,721
Distributions from capital gains	80,323	1,303	109,324	52,566	117,744
Net change in unrealized appreciation or depreciation of investments	(163,109)	(1,179)	(138,034)	(78,638)	(472,725)
Net gain (loss) on investments	(243,357)	(496)	(36,927)	(27,661)	(325,260)
Net increase (decrease) in net assets resulting from operations	$(247,694)	$(934)	$(37,859)	$(38,436)	$(270,410)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$10,903	$—	$—	$10,921	$125,274
Variable account expenses	3,951	1,944	1	7,200	17,409
Investment income (loss) — net	6,952	(1,944)	(1)	3,721	107,865

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	77,102	71,331	1,145	298,182	479,165
Cost of investments sold	66,458	73,617	1,132	255,339	491,080
Net realized gain (loss) on sales of investments	10,644	(2,286)	13	42,843	(11,915)
Distributions from capital gains	—	42,501	7	67,284	—
Net change in unrealized appreciation or depreciation of investments	(28,008)	(54,182)	(40)	(82,526)	(164,489)
Net gain (loss) on investments	(17,364)	(13,967)	(20)	27,601	(176,404)
Net increase (decrease) in net assets resulting from operations	$(10,412)	$(15,911)	$(21)	$31,322	$(68,539)

Year ended Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$5,698	$40,055	$985	$73,499	$35,825
Variable account expenses	7,229	10,488	103	7,390	3,682
Investment income (loss) — net	(1,531)	29,567	882	66,109	32,143

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,333	481,235	3,331	192,019	56,881
Cost of investments sold	214,157	518,214	3,356	152,393	59,335
Net realized gain (loss) on sales of investments	18,176	(36,979)	(25)	39,626	(2,454)
Distributions from capital gains	131,970	—	255	—	—
Net change in unrealized appreciation or depreciation of investments	(214,616)	(117,887)	(1,306)	(59,016)	(59,899)
Net gain (loss) on investments	(64,470)	(154,866)	(1,076)	(19,390)	(62,353)
Net increase (decrease) in net assets resulting from operations	$(66,001)	$(125,299)	$(194)	$46,719	$(30,210)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Investment income
Dividend income	$2,948	$166,578	$9,010	$—	$87,587
Variable account expenses	1,768	76,254	3,146	16,112	17,877
Investment income (loss) — net	1,180	90,324	5,864	(16,112)	69,710

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	72,537	847,412	109,699	363,545	301,398
Cost of investments sold	68,234	567,582	78,086	366,568	287,355
Net realized gain (loss) on sales of investments	4,303	279,830	31,613	(3,023)	14,043
Distributions from capital gains	—	—	—	122,883	—
Net change in unrealized appreciation or depreciation of investments	(7,587)	(439,932)	(41,906)	(423,233)	(333,595)
Net gain (loss) on investments	(3,284)	(160,102)	(10,293)	(303,373)	(319,552)
Net increase (decrease) in net assets resulting from operations	$(2,104)	$(69,778)	$(4,429)	$(319,485)	$(249,842)

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$273,033	$—
Variable account expenses	62	68,105	137,035	5,803	4,531
Investment income (loss) — net	(62)	(68,105)	(137,035)	267,230	(4,531)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,063	1,268,637	3,511,239	194,418	95,798
Cost of investments sold	2,246	1,065,410	2,618,073	223,917	89,472
Net realized gain (loss) on sales of investments	(183)	203,227	893,166	(29,499)	6,326
Distributions from capital gains	14	—	—	64,670	—
Net change in unrealized appreciation or depreciation of investments	(3,079)	(285,799)	(1,026,945)	(317,691)	(7,034)
Net gain (loss) on investments	(3,248)	(82,572)	(133,779)	(282,520)	(708)
Net increase (decrease) in net assets resulting from operations	$(3,310)	$(150,677)	$(270,814)	$(15,290)	$(5,239)

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	7,529	173,922	303,037	192,615	447,494
Investment income (loss) — net	(7,529)	(173,922)	(303,037)	(192,615)	(447,494)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	543,149	5,519,162	6,946,272	4,293,202	10,623,032
Cost of investments sold	488,597	4,642,555	5,233,798	3,622,153	7,825,051
Net realized gain (loss) on sales of investments	54,552	876,607	1,712,474	671,049	2,797,981
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(51,966)	(993,775)	(1,889,508)	(893,696)	(3,174,352)
Net gain (loss) on investments	2,586	(117,168)	(177,034)	(222,647)	(376,371)
Net increase (decrease) in net assets resulting from operations	$(4,943)	$(291,090)	$(480,071)	$(415,262)	$(823,865)

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$335	$25	$—
Variable account expenses	19,794	42,373	23	3	4,702
Investment income (loss) — net	(19,794)	(42,373)	312	22	(4,702)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	565,981	1,190,235	324	19	177,933
Cost of investments sold	506,317	977,998	327	19	118,893
Net realized gain (loss) on sales of investments	59,664	212,237	(3)	—	59,040
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(66,160)	(226,142)	(463)	(41)	(123,209)
Net gain (loss) on investments	(6,496)	(13,905)	(466)	(41)	(64,169)
Net increase (decrease) in net assets resulting from operations	$(26,290)	$(56,278)	$(154)	$(19)	$(68,871)

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$—	$—	$74,880	$—	$44,822
Variable account expenses	3,110	1,190	38,310	41,129	7,907
Investment income (loss) — net	(3,110)	(1,190)	36,570	(41,129)	36,915

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83,460	58,384	947,533	1,183,462	146,770
Cost of investments sold	61,246	43,968	993,592	1,044,241	134,362
Net realized gain (loss) on sales of investments	22,214	14,416	(46,059)	139,221	12,408
Distributions from capital gains	—	—	446,329	985,944	—
Net change in unrealized appreciation or depreciation of investments	(20,959)	(15,823)	(466,199)	(1,148,121)	(37,581)
Net gain (loss) on investments	1,255	(1,407)	(65,929)	(22,956)	(25,173)
Net increase (decrease) in net assets resulting from operations	$(1,855)	$(2,597)	$(29,359)	$(64,085)	$11,742

Year ended Dec. 31, 2015 (continued)				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income				$1,230	$—
Variable account expenses				6,902	5,387
Investment income (loss) — net				(5,672)	(5,387)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				246,864	261,091
Cost of investments sold				175,101	220,008
Net realized gain (loss) on sales of investments				71,763	41,083
Distributions from capital gains				98,478	95,872
Net change in unrealized appreciation or depreciation of investments				(200,197)	(161,025)
Net gain (loss) on investments				(29,956)	(24,070)
Net increase (decrease) in net assets resulting from operations				$(35,628)	$(29,457)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2	$11,889	$52,247	$(1,307)	$478
Net realized gain (loss) on sales of investments	—	144,331	(31,065)	9,546	(9,626)
Distributions from capital gains	7	—	—	18,071	5,810
Net change in unrealized appreciation or depreciation of investments	(15)	(140,228)	35,634	(10,278)	(110,902)
Net increase (decrease) in net assets resulting from operations	(6)	15,992	56,816	16,032	(114,240)

Contract transactions
Contract purchase payments	—	118,915	268,302	14,885	47,403
Net transfers(1)	—	13,710	(63,817)	155,395	169,124
Transfers for policy loans	—	(19,367)	(10,479)	(2,454)	(816)
Policy charges	—	(45,411)	(108,965)	(8,259)	(6,061)
Contract terminations:
Surrender benefits	—	(9,118)	(76,281)	(936)	(8,837)
Death benefits	—	—	—	—	(559)
Increase (decrease) from contract transactions	—	58,729	8,760	158,631	200,254
Net assets at beginning of year	378	2,286,361	3,163,702	136,825	141,339
Net assets at end of year	$372	$2,361,082	$3,229,278	$311,488	$227,353

Accumulation unit activity
Units outstanding at beginning of year	—	1,103,415	2,062,378	74,613	143,697
Contract purchase payments	—	59,110	166,077	7,933	61,740
Net transfers(1)	—	105,978	(18,110)	77,744	190,844
Transfers for policy loans	—	(9,081)	(6,776)	(1,078)	(638)
Policy charges	—	(23,075)	(68,733)	(3,992)	(7,130)
Contract terminations:
Surrender benefits	—	(4,029)	(46,189)	(442)	(14,253)
Death benefits	—	—	—	—	(789)
Units outstanding at end of year	—	1,232,318	2,088,647	154,778	373,471

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(2,918)	$56,508	$3,372	$(2,778)	$(135,447)
Net realized gain (loss) on sales of investments	23,806	140,153	(2,751)	6,539	485,456
Distributions from capital gains	—	—	31,459	1,780	—
Net change in unrealized appreciation or depreciation of investments	(17,461)	(374,095)	(46,623)	(17,814)	(214,121)
Net increase (decrease) in net assets resulting from operations	3,427	(177,434)	(14,543)	(12,273)	135,888

Contract transactions
Contract purchase payments	30,904	204,975	41,830	26,016	896,143
Net transfers(1)	9,892	(51,547)	243,604	1,295	295,275
Transfers for policy loans	(5,682)	(71,438)	(454)	(18,742)	(93,126)
Policy charges	(24,915)	(141,128)	(10,221)	(33,076)	(1,034,474)
Contract terminations:
Surrender benefits	(89,910)	(248,289)	(14,560)	(18,023)	(738,362)
Death benefits	—	(7,712)	(747)	(2,066)	(18,582)
Increase (decrease) from contract transactions	(79,711)	(315,139)	259,452	(44,596)	(693,126)
Net assets at beginning of year	867,930	4,232,852	278,284	466,100	16,005,706
Net assets at end of year	$791,646	$3,740,279	$523,193	$409,231	$15,448,468

Accumulation unit activity
Units outstanding at beginning of year	593,784	1,586,554	252,582	287,003	9,997,848
Contract purchase payments	19,105	78,976	36,952	15,429	555,650
Net transfers(1)	7,591	(19,453)	240,295	(2,592)	163,597
Transfers for policy loans	(4,954)	(28,288)	(391)	(12,756)	(57,981)
Policy charges	(15,477)	(53,778)	(9,095)	(21,497)	(645,660)
Contract terminations:
Surrender benefits	(55,408)	(91,841)	(14,771)	(11,358)	(455,342)
Death benefits	—	(2,743)	(756)	(1,399)	(11,773)
Units outstanding at end of year	544,641	1,469,427	504,816	252,830	9,546,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(20,329)	$(91,393)	$(16,064)	$(14,323)	$169,062
Net realized gain (loss) on sales of investments	65	968,123	4,428	(76,398)	27,222
Distributions from capital gains	—	—	73,039	166,196	—
Net change in unrealized appreciation or depreciation of investments	(64)	(1,308,632)	(318,176)	(212,059)	(249,628)
Net increase (decrease) in net assets resulting from operations	(20,328)	(431,902)	(256,773)	(136,584)	(53,344)

Contract transactions
Contract purchase payments	575,434	702,874	208,731	123,363	156,279
Net transfers(1)	(217,449)	(762,004)	(11,745)	(79,101)	(13,217)
Transfers for policy loans	(134,188)	(190,258)	(23,139)	(38,845)	(30,514)
Policy charges	(286,032)	(511,706)	(93,988)	(77,117)	(120,213)
Contract terminations:
Surrender benefits	(135,657)	(723,218)	(125,312)	(51,185)	(120,565)
Death benefits	—	(1,706)	(2,555)	—	(1,649)
Increase (decrease) from contract transactions	(197,892)	(1,486,018)	(48,008)	(122,885)	(129,879)
Net assets at beginning of year	3,124,482	13,273,818	2,691,552	2,083,437	3,161,562
Net assets at end of year	$2,906,262	$11,355,898	$2,386,771	$1,823,968	$2,978,339

Accumulation unit activity
Units outstanding at beginning of year	3,025,303	5,647,415	1,075,943	1,326,234	1,452,330
Contract purchase payments	567,496	305,993	82,373	83,306	74,945
Net transfers(1)	(183,047)	(176,597)	61,043	58,336	175,239
Transfers for policy loans	(135,369)	(80,486)	(9,326)	(26,002)	(13,430)
Policy charges	(277,145)	(223,989)	(37,678)	(50,573)	(54,358)
Contract terminations:
Surrender benefits	(132,068)	(307,110)	(46,449)	(33,523)	(51,279)
Death benefits	—	(697)	(893)	—	(681)
Units outstanding at end of year	2,865,170	5,164,529	1,125,013	1,357,778	1,582,766

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$30,951	$66,172	$46,479	$(16,334)	$(43,782)
Net realized gain (loss) on sales of investments	(5,602)	(14,160)	(52,940)	139,114	429,714
Distributions from capital gains	3,318	7,013	23,898	—	—
Net change in unrealized appreciation or depreciation of investments	(34,505)	(72,251)	(56,909)	45,722	(371,182)
Net increase (decrease) in net assets resulting from operations	(5,838)	(13,226)	(39,472)	168,502	14,750

Contract transactions
Contract purchase payments	47,039	29,606	520,883	125,956	395,612
Net transfers(1)	(37,611)	(11,636)	(193,815)	69,499	226,977
Transfers for policy loans	(7,890)	(7,635)	(20,249)	(1,132)	(141,201)
Policy charges	(11,970)	(21,005)	(463,040)	(69,556)	(169,711)
Contract terminations:
Surrender benefits	(32,334)	(36,996)	(334,572)	(99,853)	(230,740)
Death benefits	—	(9,151)	(5,143)	—	—
Increase (decrease) from contract transactions	(42,766)	(56,817)	(495,936)	24,914	80,937
Net assets at beginning of year	373,347	814,598	8,198,097	2,075,050	6,328,258
Net assets at end of year	$324,743	$744,555	$7,662,689	$2,268,466	$6,423,945

Accumulation unit activity
Units outstanding at beginning of year	402,863	468,794	5,140,508	1,612,716	3,367,414
Contract purchase payments	49,612	16,225	324,832	94,851	216,048
Net transfers(1)	(38,923)	(8,027)	105,642	11,662	190,456
Transfers for policy loans	(8,152)	(4,287)	(11,520)	(1,564)	(81,983)
Policy charges	(12,731)	(12,164)	(286,745)	(53,493)	(90,194)
Contract terminations:
Surrender benefits	(34,701)	(21,112)	(214,360)	(73,476)	(110,309)
Death benefits	—	(5,157)	(3,008)	—	—
Units outstanding at end of year	357,968	434,272	5,055,349	1,590,696	3,491,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(210,306)	$9,673	$(226)	$(158)	$(11,401)
Net realized gain (loss) on sales of investments	1,035,044	(1,217)	849	(16)	301
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(823,714)	(17,197)	(39)	(1,156)	(47,200)
Net increase (decrease) in net assets resulting from operations	1,024	(8,741)	584	(1,330)	(58,300)

Contract transactions
Contract purchase payments	1,358,599	36,277	1,389	4,648	32,171
Net transfers(1)	(114,220)	225,566	(12,867)	27,523	89,205
Transfers for policy loans	(158,963)	20	1	—	(374)
Policy charges	(1,496,420)	(1,722)	(178)	(746)	(11,236)
Contract terminations:
Surrender benefits	(1,143,584)	(3,660)	(10)	(10)	48
Death benefits	(37,546)	—	—	—	—
Increase (decrease) from contract transactions	(1,592,134)	256,481	(11,665)	31,415	109,814
Net assets at beginning of year	25,703,972	33,442	40,613	50	1,266,105
Net assets at end of year	$24,112,862	$281,182	$29,532	$30,135	$1,317,619

Accumulation unit activity
Units outstanding at beginning of year	18,336,293	32,615	40,231	—	1,256,973
Contract purchase payments	962,739	35,996	1,375	4,510	31,715
Net transfers(1)	(161,551)	238,967	(11,650)	26,857	87,078
Transfers for policy loans	(102,640)	21	1	—	(365)
Policy charges	(1,092,534)	(1,818)	(174)	(744)	(11,172)
Contract terminations:
Surrender benefits	(794,163)	(3,562)	—	—	—
Death benefits	(28,764)	—	—	—	—
Units outstanding at end of year	17,119,380	302,219	29,783	30,623	1,364,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,140)	$(3,518)	$(5,090)	$3,907	$(2,697)
Net realized gain (loss) on sales of investments	96	42,752	38,691	190,940	23,009
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(21,283)	(13,769)	(69,641)	76,703	(43,216)
Net increase (decrease) in net assets resulting from operations	(23,327)	25,465	(36,040)	271,550	(22,904)

Contract transactions
Contract purchase payments	24,195	40,999	45,062	372,482	35,896
Net transfers(1)	457,396	7,325	(73,613)	(81,060)	(60,922)
Transfers for policy loans	—	(3,744)	(1,037)	(6,030)	(1,205)
Policy charges	(12,433)	(17,093)	(21,538)	(367,927)	(9,599)
Contract terminations:
Surrender benefits	(13,617)	(36,912)	(3,367)	(201,250)	(3,311)
Death benefits	—	—	(409)	(1,309)	(42)
Increase (decrease) from contract transactions	455,541	(9,425)	(54,902)	(285,094)	(39,183)
Net assets at beginning of year	151,808	517,160	687,770	6,317,589	454,829
Net assets at end of year	$584,022	$533,200	$596,828	$6,304,045	$392,742

Accumulation unit activity
Units outstanding at beginning of year	150,300	225,422	376,487	6,516,329	216,386
Contract purchase payments	23,946	16,886	25,920	351,735	21,218
Net transfers(1)	446,267	(3,387)	(38,640)	(122,079)	(31,506)
Transfers for policy loans	—	(880)	10	(11,392)	(517)
Policy charges	(12,325)	(7,036)	(12,267)	(359,962)	(5,151)
Contract terminations:
Surrender benefits	(13,204)	(14,106)	(1,102)	(189,144)	(1,980)
Death benefits	—	—	(251)	(1,257)	(26)
Units outstanding at end of year	594,984	216,899	350,157	6,184,230	198,424

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(7,972)	$39,567	$(3,138)	$1,594	$28,466
Net realized gain (loss) on sales of investments	99,851	17,259	(61,858)	(697)	(3,588)
Distributions from capital gains	—	4,201	—	177	—
Net change in unrealized appreciation or depreciation of investments	(130,732)	(49,230)	(51,475)	(10,479)	(42,165)
Net increase (decrease) in net assets resulting from operations	(38,853)	11,797	(116,471)	(9,405)	(17,287)

Contract transactions
Contract purchase payments	80,005	13,781	39,519	21,036	65,200
Net transfers(1)	(92,793)	(134,374)	(44,334)	97,964	(71,568)
Transfers for policy loans	(4,427)	(17,675)	(462)	1,087	(10,503)
Policy charges	(38,655)	(63,567)	(12,571)	(5,803)	(30,479)
Contract terminations:
Surrender benefits	(33,338)	(34,337)	(24,815)	(1,150)	(35,683)
Death benefits	(1,172)	(489)	—	—	—
Increase (decrease) from contract transactions	(90,380)	(236,661)	(42,663)	113,134	(83,033)
Net assets at beginning of year	1,227,109	1,930,068	482,800	44,925	1,132,654
Net assets at end of year	$1,097,876	$1,705,204	$323,666	$148,654	$1,032,334

Accumulation unit activity
Units outstanding at beginning of year	452,519	1,584,093	702,165	44,504	861,167
Contract purchase payments	29,377	17,060	65,408	21,124	50,399
Net transfers(1)	(35,880)	(73,511)	(76,307)	99,549	(72,582)
Transfers for policy loans	(1,092)	(14,998)	(158)	1,156	(8,589)
Policy charges	(14,058)	(53,205)	(20,551)	(5,897)	(22,190)
Contract terminations:
Surrender benefits	(11,596)	(27,698)	(44,931)	(1,138)	(26,845)
Death benefits	(488)	(377)	—	—	—
Units outstanding at end of year	418,782	1,431,364	625,626	159,298	781,360

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$2,551	$54,663	$(21,118)	$8,156	$69,466
Net realized gain (loss) on sales of investments	152,523	119,150	78,355	21,787	(39,438)
Distributions from capital gains	370,140	208,565	797,894	1,395	—
Net change in unrealized appreciation or depreciation of investments	(541,748)	(500,514)	(985,005)	1,650	(35,261)
Net increase (decrease) in net assets resulting from operations	(16,534)	(118,136)	(129,874)	32,988	(5,233)

Contract transactions
Contract purchase payments	279,071	199,187	254,389	68,576	161,490
Net transfers(1)	100,207	(45,214)	(73,046)	56,670	(114,474)
Transfers for policy loans	(59,511)	(55,455)	(106,239)	(21,087)	(58,992)
Policy charges	(118,565)	(160,972)	(246,304)	(46,659)	(96,907)
Contract terminations:
Surrender benefits	(212,494)	(197,833)	(350,434)	(69,074)	(106,694)
Death benefits	—	(2,235)	(3,076)	—	(1,590)
Increase (decrease) from contract transactions	(11,292)	(262,522)	(524,710)	(11,574)	(217,167)
Net assets at beginning of year	4,137,515	4,280,348	6,797,683	1,307,647	2,784,336
Net assets at end of year	$4,109,689	$3,899,690	$6,143,099	$1,329,061	$2,561,936

Accumulation unit activity
Units outstanding at beginning of year	2,451,939	1,969,533	2,205,646	846,232	1,222,940
Contract purchase payments	170,197	93,228	80,832	41,811	73,364
Net transfers(1)	39,250	(19,600)	(24,705)	23,091	12,530
Transfers for policy loans	(35,291)	(28,392)	(34,066)	(10,707)	(24,390)
Policy charges	(70,611)	(76,938)	(76,882)	(29,586)	(43,034)
Contract terminations:
Surrender benefits	(124,364)	(86,847)	(113,125)	(41,577)	(46,158)
Death benefits	—	(1,219)	(856)	—	(629)
Units outstanding at end of year	2,431,120	1,849,765	2,036,844	829,264	1,194,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$3,609	$41,966	$(1,048)	$3,389	$(20,165)
Net realized gain (loss) on sales of investments	(1,230)	109,491	103,062	(765)	117,897
Distributions from capital gains	—	123,791	347,466	240	459,928
Net change in unrealized appreciation or depreciation of investments	(9,651)	(376,427)	(640,016)	(6,148)	(1,211,869)
Net increase (decrease) in net assets resulting from operations	(7,272)	(101,179)	(190,536)	(3,284)	(654,209)

Contract transactions
Contract purchase payments	8,346	134,697	125,382	4,135	318,004
Net transfers(1)	(5,007)	(54,477)	(128,447)	52,496	(103,515)
Transfers for policy loans	788	6,491	(43,822)	7	(59,431)
Policy charges	(4,072)	(43,754)	(72,768)	(916)	(185,350)
Contract terminations:
Surrender benefits	(14,363)	(136,273)	(75,875)	(7,422)	(224,944)
Death benefits	(4,394)	—	(19,933)	—	(1,627)
Increase (decrease) from contract transactions	(18,702)	(93,316)	(215,463)	48,300	(256,863)
Net assets at beginning of year	111,612	1,923,610	2,540,098	15,619	6,716,250
Net assets at end of year	$85,638	$1,729,115	$2,134,099	$60,635	$5,805,178

Accumulation unit activity
Units outstanding at beginning of year	116,105	919,490	839,306	15,306	1,996,556
Contract purchase payments	8,992	64,330	43,537	4,266	100,157
Net transfers(1)	(5,614)	(3,142)	37,808	53,452	134,062
Transfers for policy loans	844	3,323	(14,027)	7	(17,882)
Policy charges	(4,344)	(21,139)	(25,485)	(942)	(59,455)
Contract terminations:
Surrender benefits	(14,879)	(63,753)	(24,725)	(7,883)	(68,100)
Death benefits	(4,487)	—	(5,932)	—	(427)
Units outstanding at end of year	96,617	899,109	850,482	64,206	2,084,911

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$405	$(1,606)	$16,359	$(3,329)	$2,592
Net realized gain (loss) on sales of investments	(65)	4,861	199,917	32,094	(729)
Distributions from capital gains	49	49,157	144,708	2,847	6,728
Net change in unrealized appreciation or depreciation of investments	(1,981)	(61,807)	(391,993)	(8,824)	(14,652)
Net increase (decrease) in net assets resulting from operations	(1,592)	(9,395)	(31,009)	22,788	(6,061)

Contract transactions
Contract purchase payments	2,059	17,421	126,511	18,892	19,203
Net transfers(1)	13,139	(387)	(25,551)	(87,602)	72,598
Transfers for policy loans	—	155	1,258	(8,295)	(86)
Policy charges	(395)	(13,355)	(81,838)	(19,461)	(503)
Contract terminations:
Surrender benefits	—	(27,349)	(104,141)	(14,874)	(156)
Death benefits	—	—	(893)	—	—
Increase (decrease) from contract transactions	14,803	(23,515)	(84,654)	(111,340)	91,056
Net assets at beginning of year	18,550	410,842	2,416,154	619,460	12,884
Net assets at end of year	$31,761	$377,932	$2,300,491	$530,908	$97,879

Accumulation unit activity
Units outstanding at beginning of year	18,880	155,953	1,219,655	425,606	12,323
Contract purchase payments	2,163	6,349	64,876	12,617	18,762
Net transfers(1)	13,922	(295)	(81,896)	(60,825)	70,152
Transfers for policy loans	—	(112)	3,599	(5,421)	(89)
Policy charges	(428)	(4,917)	(40,913)	(12,994)	(495)
Contract terminations:
Surrender benefits	—	(10,473)	(55,520)	(9,755)	—
Death benefits	—	—	(526)	—	—
Units outstanding at end of year	34,537	146,505	1,109,275	349,228	100,653

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$2,682	$28,691	$6,899	$7,623	$(3,119)
Net realized gain (loss) on sales of investments	19,402	480,354	30,014	30,954	12,408
Distributions from capital gains	861	1,144,721	—	—	34,957
Net change in unrealized appreciation or depreciation of investments	(45,286)	(2,380,792)	(30,364)	(85,341)	(41,727)
Net increase (decrease) in net assets resulting from operations	(22,341)	(727,026)	6,549	(46,764)	2,519

Contract transactions
Contract purchase payments	13,761	526,067	35,667	52,271	20,180
Net transfers(1)	10,557	(544,338)	35,002	162,233	940
Transfers for policy loans	(9,878)	(45,244)	(7,379)	(9,892)	(7,626)
Policy charges	(6,391)	(541,532)	(19,534)	(30,119)	(14,864)
Contract terminations:
Surrender benefits	(12,522)	(391,206)	(28,199)	(66,273)	(5,670)
Death benefits	—	(5,183)	—	(1,640)	—
Increase (decrease) from contract transactions	(4,473)	(1,001,436)	15,557	106,580	(7,040)
Net assets at beginning of year	321,208	12,047,853	627,039	1,099,731	446,510
Net assets at end of year	$294,394	$10,319,391	$649,145	$1,159,547	$441,989

Accumulation unit activity
Units outstanding at beginning of year	209,526	4,278,357	398,408	803,200	312,810
Contract purchase payments	9,383	190,173	22,276	37,753	13,585
Net transfers(1)	(118)	(187,676)	20,667	98,407	1,740
Transfers for policy loans	(6,292)	(16,451)	(4,609)	(8,722)	(4,997)
Policy charges	(4,037)	(194,009)	(12,208)	(21,663)	(10,005)
Contract terminations:
Surrender benefits	(9,125)	(138,584)	(17,657)	(47,830)	(3,745)
Death benefits	—	(1,806)	—	(1,374)	—
Units outstanding at end of year	199,337	3,930,004	406,877	859,771	309,388

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(3,129)	$237	$(419)	$(8,081)	$(1,889)
Net realized gain (loss) on sales of investments	13,138	(25,337)	20,813	51,143	25,179
Distributions from capital gains	40,810	64,613	60,460	160,427	99,863
Net change in unrealized appreciation or depreciation of investments	(28,268)	(72,738)	(62,946)	(159,999)	(99,445)
Net increase (decrease) in net assets resulting from operations	22,551	(33,225)	17,908	43,490	23,708

Contract transactions
Contract purchase payments	34,189	13,998	17,130	64,623	25,094
Net transfers(1)	34,389	19,431	(13,539)	(19,507)	(32,573)
Transfers for policy loans	3,040	(1,956)	(16,650)	6,581	(24,086)
Policy charges	(17,210)	(11,102)	(16,522)	(38,641)	(19,970)
Contract terminations:
Surrender benefits	(36,459)	(11,640)	(9,159)	(20,833)	(16,084)
Death benefits	—	—	—	(709)	—
Increase (decrease) from contract transactions	17,949	8,731	(38,740)	(8,486)	(67,619)
Net assets at beginning of year	366,625	303,987	555,594	1,117,947	550,411
Net assets at end of year	$407,125	$279,493	$534,762	$1,152,951	$506,500

Accumulation unit activity
Units outstanding at beginning of year	168,179	302,210	245,437	804,767	341,323
Contract purchase payments	15,215	14,395	7,238	48,324	14,861
Net transfers(1)	15,966	14,583	(11,293)	(40,815)	(21,894)
Transfers for policy loans	1,348	(2,328)	(4,529)	3,581	(15,417)
Policy charges	(7,387)	(11,294)	(8,062)	(28,518)	(12,048)
Contract terminations:
Surrender benefits	(15,933)	(12,899)	(2,935)	(18,779)	(9,240)
Death benefits	—	—	—	(628)	—
Units outstanding at end of year	177,388	304,667	225,856	767,932	297,585

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(4,337)	$(438)	$(932)	$(10,775)	$54,850
Net realized gain (loss) on sales of investments	(160,571)	(620)	(8,217)	(1,589)	29,721
Distributions from capital gains	80,323	1,303	109,324	52,566	117,744
Net change in unrealized appreciation or depreciation of investments	(163,109)	(1,179)	(138,034)	(78,638)	(472,725)
Net increase (decrease) in net assets resulting from operations	(247,694)	(934)	(37,859)	(38,436)	(270,410)

Contract transactions
Contract purchase payments	163,385	3,860	56,825	76,618	129,604
Net transfers(1)	(189,722)	13,827	1,931,299	(65,484)	(8,650)
Transfers for policy loans	(12,847)	20	(26,709)	(21,379)	(6,227)
Policy charges	(80,217)	(26)	(45,509)	(47,715)	(90,705)
Contract terminations:
Surrender benefits	(76,514)	(10,111)	(54,435)	(61,653)	(140,959)
Death benefits	—	—	—	(18,976)	—
Increase (decrease) from contract transactions	(195,915)	7,570	1,861,471	(138,589)	(116,937)
Net assets at beginning of year	2,726,222	45,975	—	1,638,624	1,781,856
Net assets at end of year	$2,282,613	$52,611	$1,823,612	$1,461,599	$1,394,509

Accumulation unit activity
Units outstanding at beginning of year	1,699,672	46,035	—	769,429	552,335
Contract purchase payments	106,115	3,874	57,426	34,975	46,631
Net transfers(1)	(72,109)	13,701	1,931,466	(52,359)	60,214
Transfers for policy loans	(7,199)	21	(26,069)	(6,782)	(3,355)
Policy charges	(51,156)	(26)	(45,807)	(20,406)	(29,275)
Contract terminations:
Surrender benefits	(50,649)	(10,166)	(54,099)	(22,518)	(45,909)
Death benefits	—	—	—	(10,740)	—
Units outstanding at end of year	1,624,674	53,439	1,862,917	691,599	580,641

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$6,952	$(1,944)	$(1)	$3,721	$107,865
Net realized gain (loss) on sales of investments	10,644	(2,286)	13	42,843	(11,915)
Distributions from capital gains	—	42,501	7	67,284	—
Net change in unrealized appreciation or depreciation of investments	(28,008)	(54,182)	(40)	(82,526)	(164,489)
Net increase (decrease) in net assets resulting from operations	(10,412)	(15,911)	(21)	31,322	(68,539)

Contract transactions
Contract purchase payments	32,930	25,403	—	83,793	103,149
Net transfers(1)	(28,678)	(24,657)	359	72,663	(103,068)
Transfers for policy loans	23,434	789	—	(3,018)	(22,320)
Policy charges	(12,274)	(10,620)	(116)	(19,763)	(71,966)
Contract terminations:
Surrender benefits	(1,216)	(8,416)	—	(108,168)	(134,995)
Death benefits	—	(14,276)	—	(866)	(565)
Increase (decrease) from contract transactions	14,196	(31,777)	243	24,641	(229,765)
Net assets at beginning of year	472,486	274,509	369	938,240	2,425,360
Net assets at end of year	$476,270	$226,821	$591	$994,203	$2,127,056

Accumulation unit activity
Units outstanding at beginning of year	407,473	156,829	—	581,123	1,683,417
Contract purchase payments	28,784	15,164	—	50,871	70,476
Net transfers(1)	(34,625)	(16,232)	370	15,286	(81,913)
Transfers for policy loans	22,865	354	—	(1,057)	(15,314)
Policy charges	(10,974)	(5,804)	(115)	(12,054)	(49,556)
Contract terminations:
Surrender benefits	(1,127)	(4,490)	—	(46,009)	(88,756)
Death benefits	—	(8,878)	—	(558)	(386)
Units outstanding at end of year	412,396	136,943	255	587,602	1,517,968

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(1,531)	$29,567	$882	$66,109	$32,143
Net realized gain (loss) on sales of investments	18,176	(36,979)	(25)	39,626	(2,454)
Distributions from capital gains	131,970	—	255	—	—
Net change in unrealized appreciation or depreciation of investments	(214,616)	(117,887)	(1,306)	(59,016)	(59,899)
Net increase (decrease) in net assets resulting from operations	(66,001)	(125,299)	(194)	46,719	(30,210)

Contract transactions
Contract purchase payments	78,805	158,562	2,681	45,671	20,126
Net transfers(1)	58,937	(312,416)	9,853	232,939	(5,521)
Transfers for policy loans	(20,214)	1,004	—	(3,334)	(3,804)
Policy charges	(34,741)	(58,325)	(663)	(32,301)	(19,050)
Contract terminations:
Surrender benefits	(29,868)	(41,932)	(2,791)	(37,298)	(24,806)
Death benefits	—	—	—	(714)	—
Increase (decrease) from contract transactions	52,919	(253,107)	9,080	204,963	(33,055)
Net assets at beginning of year	916,577	1,477,088	14,800	824,880	535,857
Net assets at end of year	$903,495	$1,098,682	$23,686	$1,076,562	$472,592

Accumulation unit activity
Units outstanding at beginning of year	491,182	1,069,052	4,538	300,332	239,277
Contract purchase payments	44,700	118,104	2,627	15,646	8,934
Net transfers(1)	19,883	(235,982)	9,619	81,830	(2,454)
Transfers for policy loans	(8,454)	1,265	—	(1,109)	(1,683)
Policy charges	(19,930)	(43,103)	(649)	(10,747)	(8,347)
Contract terminations:
Surrender benefits	(13,338)	(29,519)	(745)	(12,428)	(11,102)
Death benefits	—	—	—	(235)	—
Units outstanding at end of year	514,043	879,817	15,390	373,289	224,625

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$1,180	$90,324	$5,864	$(16,112)	$69,710
Net realized gain (loss) on sales of investments	4,303	279,830	31,613	(3,023)	14,043
Distributions from capital gains	—	—	—	122,883	—
Net change in unrealized appreciation or depreciation of investments	(7,587)	(439,932)	(41,906)	(423,233)	(333,595)
Net increase (decrease) in net assets resulting from operations	(2,104)	(69,778)	(4,429)	(319,485)	(249,842)

Contract transactions
Contract purchase payments	8,673	371,277	19,586	119,469	145,011
Net transfers(1)	36,981	(107,903)	8,776	(129,032)	(82,487)
Transfers for policy loans	(4,557)	(97,895)	(15,189)	(15,423)	8,392
Policy charges	(5,578)	(398,056)	(18,004)	(100,389)	(89,283)
Contract terminations:
Surrender benefits	(19,546)	(253,672)	(14,536)	(106,252)	(146,234)
Death benefits	(730)	(2,432)	(878)	—	—
Increase (decrease) from contract transactions	15,243	(488,681)	(20,245)	(231,627)	(164,601)
Net assets at beginning of year	246,833	8,807,577	538,910	2,543,860	2,785,034
Net assets at end of year	$259,972	$8,249,118	$514,236	$1,992,748	$2,370,591

Accumulation unit activity
Units outstanding at beginning of year	149,592	3,554,535	284,812	925,682	1,200,030
Contract purchase payments	5,136	147,647	10,311	46,823	64,208
Net transfers(1)	20,595	(41,940)	3,589	(45,328)	(35,298)
Transfers for policy loans	(2,328)	(38,707)	(7,604)	(8,006)	3,288
Policy charges	(3,140)	(158,807)	(9,422)	(38,028)	(39,386)
Contract terminations:
Surrender benefits	(11,834)	(101,131)	(7,436)	(42,322)	(65,040)
Death benefits	(403)	(977)	(458)	—	—
Units outstanding at end of year	157,618	3,360,620	273,792	838,821	1,127,802

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(62)	$(68,105)	$(137,035)	$267,230	$(4,531)
Net realized gain (loss) on sales of investments	(183)	203,227	893,166	(29,499)	6,326
Distributions from capital gains	14	—	—	64,670	—
Net change in unrealized appreciation or depreciation of investments	(3,079)	(285,799)	(1,026,945)	(317,691)	(7,034)
Net increase (decrease) in net assets resulting from operations	(3,310)	(150,677)	(270,814)	(15,290)	(5,239)

Contract transactions
Contract purchase payments	2,124	1,255,193	1,146,743	39,241	58,730
Net transfers(1)	10,652	127,756	(408,437)	(23,284)	(15,410)
Transfers for policy loans	112	(114,446)	(303,320)	(13,320)	(253)
Policy charges	(117)	(264,154)	(441,694)	(28,039)	(48,536)
Contract terminations:
Surrender benefits	(53)	(226,797)	(528,010)	(28,696)	(6,046)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	12,718	777,552	(534,718)	(54,098)	(11,515)
Net assets at beginning of year	2,835	10,137,738	18,507,783	775,636	556,931
Net assets at end of year	$12,243	$10,764,613	$17,702,251	$706,248	$540,177

Accumulation unit activity
Units outstanding at beginning of year	3,173	6,858,673	12,397,722	575,660	462,137
Contract purchase payments	3,322	869,463	761,658	28,748	48,523
Net transfers(1)	14,153	94,312	(158,148)	(14,864)	(12,883)
Transfers for policy loans	209	(76,781)	(224,075)	(9,813)	(215)
Policy charges	(175)	(182,322)	(297,848)	(20,773)	(40,169)
Contract terminations:
Surrender benefits	(10)	(150,240)	(343,173)	(20,993)	(5,018)
Death benefits	—	—	—	—	—
Units outstanding at end of year	20,672	7,413,105	12,136,136	537,965	452,375

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(7,529)	$(173,922)	$(303,037)	$(192,615)	$(447,494)
Net realized gain (loss) on sales of investments	54,552	876,607	1,712,474	671,049	2,797,981
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(51,966)	(993,775)	(1,889,508)	(893,696)	(3,174,352)
Net increase (decrease) in net assets resulting from operations	(4,943)	(291,090)	(480,071)	(415,262)	(823,865)

Contract transactions
Contract purchase payments	73,860	2,175,148	2,516,547	3,113,917	3,869,205
Net transfers(1)	(6,759)	(627,595)	(343,494)	1,727,817	(2,324,936)
Transfers for policy loans	3,640	(30,701)	(261,870)	8,568	(826,831)
Policy charges	(65,392)	(759,354)	(1,668,409)	(731,267)	(1,514,561)
Contract terminations:
Surrender benefits	(207,485)	(863,239)	(2,268,108)	(1,746,401)	(2,376,019)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(202,136)	(105,741)	(2,025,334)	2,372,634	(3,173,142)
Net assets at beginning of year	1,036,502	23,453,603	40,467,460	24,432,443	59,723,695
Net assets at end of year	$829,423	$23,056,772	$37,962,055	$26,389,815	$55,726,688

Accumulation unit activity
Units outstanding at beginning of year	861,237	17,227,496	29,433,064	17,168,365	41,127,759
Contract purchase payments	60,835	1,641,120	1,836,138	2,245,012	2,658,785
Net transfers(1)	(8,156)	(379,810)	(129,212)	1,353,043	(1,202,826)
Transfers for policy loans	2,953	(22,918)	(186,695)	9,432	(569,496)
Policy charges	(53,983)	(558,115)	(1,211,101)	(520,043)	(1,038,866)
Contract terminations:
Surrender benefits	(169,968)	(624,921)	(1,652,766)	(1,183,044)	(1,610,311)
Death benefits	—	—	—	—	—
Units outstanding at end of year	692,918	17,282,852	28,089,428	19,072,765	39,365,045

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(19,794)	$(42,373)	$312	$22	$(4,702)
Net realized gain (loss) on sales of investments	59,664	212,237	(3)	—	59,040
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(66,160)	(226,142)	(463)	(41)	(123,209)
Net increase (decrease) in net assets resulting from operations	(26,290)	(56,278)	(154)	(19)	(68,871)

Contract transactions
Contract purchase payments	280,545	423,585	236	—	39,500
Net transfers(1)	(106,287)	(25,359)	13,502	829	(19,031)
Transfers for policy loans	(11,797)	(41,331)	33	—	(6,618)
Policy charges	(155,504)	(360,268)	(233)	(14)	(18,203)
Contract terminations:
Surrender benefits	(40,296)	(238,489)	(74)	—	(6,440)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(33,339)	(241,862)	13,464	815	(10,792)
Net assets at beginning of year	2,628,029	5,324,087	372	373	688,350
Net assets at end of year	$2,568,400	$5,025,947	$13,682	$1,169	$608,687

Accumulation unit activity
Units outstanding at beginning of year	2,036,480	4,126,213	—	—	264,851
Contract purchase payments	217,405	327,877	237	—	15,629
Net transfers(1)	(82,674)	177	13,654	845	(6,978)
Transfers for policy loans	(9,436)	(32,674)	33	—	(2,754)
Policy charges	(120,205)	(279,037)	(235)	(14)	(7,553)
Contract terminations:
Surrender benefits	(31,608)	(180,457)	—	—	(2,485)
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,009,962	3,962,099	13,689	831	260,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(3,110)	$(1,190)	$36,570	$(41,129)	$36,915
Net realized gain (loss) on sales of investments	22,214	14,416	(46,059)	139,221	12,408
Distributions from capital gains	—	—	446,329	985,944	—
Net change in unrealized appreciation or depreciation of investments	(20,959)	(15,823)	(466,199)	(1,148,121)	(37,581)
Net increase (decrease) in net assets resulting from operations	(1,855)	(2,597)	(29,359)	(64,085)	11,742

Contract transactions
Contract purchase payments	24,166	13,737	324,773	308,978	65,302
Net transfers(1)	13,041	47,338	(104,826)	(196,131)	44,509
Transfers for policy loans	(24,169)	2,606	(66,526)	(65,452)	(11,682)
Policy charges	(8,539)	(4,200)	(158,767)	(201,584)	(33,207)
Contract terminations:
Surrender benefits	(9,696)	(2,435)	(167,695)	(139,118)	(61,524)
Death benefits	—	—	—	(2,116)	—
Increase (decrease) from contract transactions	(5,197)	57,046	(173,041)	(295,423)	3,398
Net assets at beginning of year	371,533	134,281	5,157,724	6,022,385	1,057,889
Net assets at end of year	$364,481	$188,730	$4,955,324	$5,662,877	$1,073,029

Accumulation unit activity
Units outstanding at beginning of year	275,190	63,986	2,170,230	2,074,667	650,356
Contract purchase payments	18,415	6,778	138,979	105,480	37,382
Net transfers(1)	3,797	21,290	41,348	55,833	24,669
Transfers for policy loans	(15,711)	727	(25,119)	(22,289)	(7,229)
Policy charges	(6,199)	(1,979)	(66,277)	(69,570)	(19,144)
Contract terminations:
Surrender benefits	(7,559)	(1,266)	(69,681)	(43,564)	(33,213)
Death benefits	—	—	—	(629)	—
Units outstanding at end of year	267,933	89,536	2,189,480	2,099,928	652,821

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(5,672)	$(5,387)
Net realized gain (loss) on sales of investments	71,763	41,083
Distributions from capital gains	98,478	95,872
Net change in unrealized appreciation or depreciation of investments	(200,197)	(161,025)
Net increase (decrease) in net assets resulting from operations	(35,628)	(29,457)

Contract transactions
Contract purchase payments	67,761	41,961
Net transfers(1)	(16,924)	47,741
Transfers for policy loans	(14,044)	(4,032)
Policy charges	(27,653)	(24,372)
Contract terminations:
Surrender benefits	(28,596)	(30,817)
Death benefits	—	(15,151)
Increase (decrease) from contract transactions	(19,456)	15,330
Net assets at beginning of year	955,816	789,501
Net assets at end of year	$900,732	$775,374

Accumulation unit activity
Units outstanding at beginning of year	351,663	326,015
Contract purchase payments	28,536	16,134
Net transfers(1)	(845)	45,842
Transfers for policy loans	(5,125)	(1,056)
Policy charges	(10,685)	(8,957)
Contract terminations:
Surrender benefits	(10,371)	(9,599)
Death benefits	—	(4,900)
Units outstanding at end of year	353,173	363,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$6,599	$87,609	$(952)	$(81)
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net increase (decrease) in net assets resulting from operations	2	178,325	(235,010)	14,614	(2,085)

Contract transactions
Contract purchase payments	300	126,662	297,776	9,441	9,866
Net transfers(1)	—	115,088	(80,467)	(24,896)	134,809
Transfers for policy loans	—	(40,530)	(92,011)	193	879
Policy charges	—	(41,472)	(110,446)	(6,669)	(2,160)
Contract terminations:
Surrender benefits	—	(34,524)	(128,673)	(7,452)	(75)
Death benefits	—	—	(13,032)	—	—
Increase (decrease) from contract transactions	300	125,224	(126,853)	(29,383)	143,319
Net assets at beginning of year	76	1,982,812	3,525,565	151,594	105
Net assets at end of year	$378	$2,286,361	$3,163,702	$136,825	$141,339

Accumulation unit activity
Units outstanding at beginning of year	—	1,008,204	2,127,008	92,386	23
Contract purchase payments	—	63,502	181,923	6,066	10,090
Net transfers(1)	—	91,738	(40,459)	(14,271)	134,747
Transfers for policy loans	—	(21,153)	(50,489)	(630)	869
Policy charges	—	(21,431)	(68,011)	(3,751)	(2,032)
Contract terminations:
Surrender benefits	—	(17,445)	(79,298)	(5,187)	—
Death benefits	—	—	(8,296)	—	—
Units outstanding at end of year	—	1,103,415	2,062,378	74,613	143,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$9,270	$32,678	$6,032	$3,794	$(135,268)
Net realized gain (loss) on sales of investments	27,613	91,715	4,747	5,486	451,266
Distributions from capital gains	—	—	23,173	31,241	—
Net change in unrealized appreciation or depreciation of investments	(95,546)	346,444	(31,539)	(3,789)	1,056,638
Net increase (decrease) in net assets resulting from operations	(58,663)	470,837	2,413	36,732	1,372,636

Contract transactions
Contract purchase payments	36,026	187,867	88,595	26,744	884,851
Net transfers(1)	(49,311)	(89,492)	190,095	25,160	167,130
Transfers for policy loans	(7,012)	(27,988)	—	2,099	(10,733)
Policy charges	(28,919)	(136,873)	(3,279)	(29,848)	(1,030,496)
Contract terminations:
Surrender benefits	(35,735)	(150,902)	(651)	(10,040)	(665,271)
Death benefits	—	—	—	—	(13,010)
Increase (decrease) from contract transactions	(84,951)	(217,388)	274,760	14,115	(667,529)
Net assets at beginning of year	1,011,544	3,979,403	1,111	415,253	15,300,599
Net assets at end of year	$867,930	$4,232,852	$278,284	$466,100	$16,005,706

Accumulation unit activity
Units outstanding at beginning of year	641,610	1,675,258	888	279,393	10,474,108
Contract purchase payments	21,905	75,627	76,213	17,122	587,211
Net transfers(1)	(23,361)	(35,322)	178,810	15,303	76,342
Transfers for policy loans	(3,252)	(12,932)	—	1,663	(5,054)
Policy charges	(18,031)	(54,359)	(2,837)	(20,401)	(686,104)
Contract terminations:
Surrender benefits	(25,087)	(61,718)	(492)	(6,077)	(439,882)
Death benefits	—	—	—	—	(8,773)
Units outstanding at end of year	593,784	1,586,554	252,582	287,003	9,997,848

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(23,504)	$(106,768)	$(15,739)	$(17,697)	$176,285
Net realized gain (loss) on sales of investments	92	787,195	47,101	(28,479)	64,882
Distributions from capital gains	—	—	8,753	91,570	—
Net change in unrealized appreciation or depreciation of investments	(92)	460,394	(124,653)	(40,395)	(143,687)
Net increase (decrease) in net assets resulting from operations	(23,504)	1,140,821	(84,538)	4,999	97,480

Contract transactions
Contract purchase payments	391,601	740,721	242,441	124,846	164,845
Net transfers(1)	(99,181)	(422,807)	(94,391)	(118,846)	(76,286)
Transfers for policy loans	5,206	(145,180)	(39,529)	(48,465)	(46,414)
Policy charges	(297,934)	(493,198)	(96,055)	(83,025)	(122,659)
Contract terminations:
Surrender benefits	(300,679)	(607,630)	(113,061)	(83,629)	(200,593)
Death benefits	(437)	(12,984)	(4,541)	(2,660)	(2,218)
Increase (decrease) from contract transactions	(301,424)	(941,078)	(105,136)	(211,779)	(283,325)
Net assets at beginning of year	3,449,410	13,074,075	2,881,226	2,290,217	3,347,407
Net assets at end of year	$3,124,482	$13,273,818	$2,691,552	$2,083,437	$3,161,562

Accumulation unit activity
Units outstanding at beginning of year	3,296,315	5,910,755	1,048,129	1,368,284	1,487,285
Contract purchase payments	381,231	326,340	85,695	74,704	74,685
Net transfers(1)	(82,572)	(40,192)	35,587	10,139	49,873
Transfers for policy loans	4,928	(60,512)	(13,364)	(25,862)	(19,081)
Policy charges	(284,669)	(216,050)	(34,080)	(48,953)	(53,666)
Contract terminations:
Surrender benefits	(289,484)	(267,373)	(44,137)	(50,666)	(85,844)
Death benefits	(446)	(5,553)	(1,887)	(1,412)	(922)
Units outstanding at end of year	3,025,303	5,647,415	1,075,943	1,326,234	1,452,330

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$(3,351)	$(6,994)	$153,458	$(14,543)	$(41,265)
Net realized gain (loss) on sales of investments	(4,813)	(14,311)	(63,388)	160,756	527,277
Distributions from capital gains	—	—	40,226	—	—
Net change in unrealized appreciation or depreciation of investments	20,451	48,017	253,783	87,603	187,669
Net increase (decrease) in net assets resulting from operations	12,287	26,712	384,079	233,816	673,681

Contract transactions
Contract purchase payments	31,670	30,924	511,418	127,528	357,289
Net transfers(1)	(58,553)	(85,581)	(671,707)	27,175	230,952
Transfers for policy loans	(3,665)	(4,396)	(44,982)	(3,836)	(28,024)
Policy charges	(12,486)	(21,268)	(460,888)	(57,389)	(165,051)
Contract terminations:
Surrender benefits	(30,567)	(22,202)	(441,195)	(101,336)	(390,201)
Death benefits	—	—	(5,344)	—	—
Increase (decrease) from contract transactions	(73,601)	(102,523)	(1,112,698)	(7,858)	4,965
Net assets at beginning of year	434,661	890,409	8,926,716	1,849,092	5,649,612
Net assets at end of year	$373,347	$814,598	$8,198,097	$2,075,050	$6,328,258

Accumulation unit activity
Units outstanding at beginning of year	482,824	514,494	5,728,808	1,749,938	3,432,664
Contract purchase payments	34,065	17,290	317,034	117,994	205,143
Net transfers(1)	(62,967)	(35,619)	(312,900)	(111,933)	81,076
Transfers for policy loans	(3,919)	(2,484)	(27,754)	(801)	(9,049)
Policy charges	(13,497)	(12,277)	(284,684)	(51,725)	(96,148)
Contract terminations:
Surrender benefits	(33,643)	(12,610)	(276,824)	(90,757)	(246,272)
Death benefits	—	—	(3,172)	—	—
Units outstanding at end of year	402,863	468,794	5,140,508	1,612,716	3,367,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(209,338)	$7	$(116)	$—	$(2,950)
Net realized gain (loss) on sales of investments	1,011,406	(41)	—	—	60
Distributions from capital gains	—	18	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,489,914	(361)	116	—	23,807
Net increase (decrease) in net assets resulting from operations	3,291,982	(377)	—	—	20,917

Contract transactions
Contract purchase payments	1,430,346	747	377	50	2,807
Net transfers(1)	(499,322)	32,427	40,246	—	1,245,493
Transfers for policy loans	(243,808)	—	—	—	—
Policy charges	(1,467,975)	(106)	—	—	(2,108)
Contract terminations:
Surrender benefits	(1,187,496)	—	(10)	—	(1,004)
Death benefits	(3,705)	—	—	—	—
Increase (decrease) from contract transactions	(1,971,960)	33,068	40,613	50	1,245,188
Net assets at beginning of year	24,383,950	751	—	—	—
Net assets at end of year	$25,703,972	$33,442	$40,613	$50	$1,266,105

Accumulation unit activity
Units outstanding at beginning of year	20,031,396	665	—	—	—
Contract purchase payments	1,117,209	436	326	—	2,753
Net transfers(1)	(515,799)	31,617	39,905	—	1,257,339
Transfers for policy loans	(186,105)	—	—	—	—
Policy charges	(1,179,944)	(103)	—	—	(2,107)
Contract terminations:
Surrender benefits	(927,172)	—	—	—	(1,012)
Death benefits	(3,292)	—	—	—	—
Units outstanding at end of year	18,336,293	32,615	40,231	—	1,256,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(230)	$(3,717)	$(6,664)	$61,216	$(2,833)
Net realized gain (loss) on sales of investments	9	55,432	96,923	214,220	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,171	(18,480)	(14,553)	(949,455)	21,010
Net increase (decrease) in net assets resulting from operations	950	33,235	75,706	(674,019)	42,553

Contract transactions
Contract purchase payments	1,040	46,442	43,648	386,430	32,884
Net transfers(1)	150,616	(50,198)	(168,407)	(66,486)	48,047
Transfers for policy loans	—	(7,817)	(6,912)	(72,050)	(4,286)
Policy charges	(778)	(15,788)	(18,390)	(360,497)	(7,634)
Contract terminations:
Surrender benefits	(20)	(35,297)	(19,173)	(286,153)	(7,318)
Death benefits	—	(1,680)	—	(7,502)	—
Increase (decrease) from contract transactions	150,858	(64,338)	(169,234)	(406,258)	61,693
Net assets at beginning of year	—	548,263	781,298	7,397,866	350,583
Net assets at end of year	$151,808	$517,160	$687,770	$6,317,589	$454,829

Accumulation unit activity
Units outstanding at beginning of year	—	258,627	493,623	6,966,801	176,500
Contract purchase payments	973	21,633	26,414	379,789	20,239
Net transfers(1)	150,100	(27,820)	(119,359)	(105,303)	29,841
Transfers for policy loans	—	(3,984)	(3,814)	(73,334)	(2,391)
Policy charges	(773)	(7,411)	(11,017)	(360,114)	(4,345)
Contract terminations:
Surrender benefits	—	(14,957)	(9,360)	(285,973)	(3,458)
Death benefits	—	(666)	—	(5,537)	—
Units outstanding at end of year	150,300	225,422	376,487	6,516,329	216,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(8,770)	$22,081	$(4,540)	$18	$28,124
Net realized gain (loss) on sales of investments	104,215	9,220	(37,858)	16	1,256
Distributions from capital gains	—	—	—	29	—
Net change in unrealized appreciation or depreciation of investments	(28,603)	70,783	(58,493)	(412)	(31,037)
Net increase (decrease) in net assets resulting from operations	66,842	102,084	(100,891)	(349)	(1,657)

Contract transactions
Contract purchase payments	87,102	125,102	49,738	5,853	65,588
Net transfers(1)	(18,271)	(286,600)	(29,364)	36,808	(78,684)
Transfers for policy loans	7,611	4,689	(5,191)	—	(19,189)
Policy charges	(38,064)	(115,206)	(16,282)	(1,504)	(32,191)
Contract terminations:
Surrender benefits	(71,131)	(75,576)	(21,489)	(154)	(55,404)
Death benefits	(4,304)	(2,422)	(4,028)	—	—
Increase (decrease) from contract transactions	(37,057)	(350,013)	(26,616)	41,003	(119,880)
Net assets at beginning of year	1,197,324	2,177,997	610,307	4,271	1,254,191
Net assets at end of year	$1,227,109	$1,930,068	$482,800	$44,925	$1,132,654

Accumulation unit activity
Units outstanding at beginning of year	475,471	1,842,389	750,620	4,137	964,365
Contract purchase payments	34,353	103,961	61,990	5,296	50,997
Net transfers(1)	(15,787)	(207,290)	(50,325)	36,507	(70,475)
Transfers for policy loans	67	4,091	(6,181)	—	(14,197)
Policy charges	(14,998)	(95,570)	(20,372)	(1,436)	(24,356)
Contract terminations:
Surrender benefits	(25,129)	(61,543)	(28,272)	—	(45,167)
Death benefits	(1,458)	(1,945)	(5,295)	—	—
Units outstanding at end of year	452,519	1,584,093	702,165	44,504	861,167

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(2,715)	$41,233	$(37,896)	$7,188	$(8,238)
Net realized gain (loss) on sales of investments	274,267	185,423	201,861	30,310	(47,444)
Distributions from capital gains	82,540	1,114	160,001	371	—
Net change in unrealized appreciation or depreciation of investments	56,457	166,309	47,071	(168,170)	416,837
Net increase (decrease) in net assets resulting from operations	410,549	394,079	371,037	(130,301)	361,155

Contract transactions
Contract purchase payments	280,030	212,857	273,481	75,014	189,582
Net transfers(1)	23,306	(83,028)	(140,996)	(19,450)	(73,614)
Transfers for policy loans	(34,771)	(19,119)	(68,156)	(12,556)	(36,144)
Policy charges	(110,869)	(154,499)	(244,913)	(46,398)	(95,925)
Contract terminations:
Surrender benefits	(157,563)	(344,394)	(472,679)	(100,932)	(158,828)
Death benefits	(15,530)	(3,740)	(4,178)	—	(4,380)
Increase (decrease) from contract transactions	(15,397)	(391,923)	(657,441)	(104,322)	(179,309)
Net assets at beginning of year	3,742,363	4,278,192	7,084,087	1,542,270	2,602,490
Net assets at end of year	$4,137,515	$4,280,348	$6,797,683	$1,307,647	$2,784,336

Accumulation unit activity
Units outstanding at beginning of year	2,518,822	2,176,353	2,417,602	913,532	1,271,454
Contract purchase payments	183,883	105,104	92,695	45,659	86,939
Net transfers(1)	(44,021)	(44,300)	(44,844)	(11,263)	(2,069)
Transfers for policy loans	(17,776)	(8,782)	(23,414)	(5,946)	(15,757)
Policy charges	(72,374)	(77,897)	(80,900)	(29,440)	(43,935)
Contract terminations:
Surrender benefits	(104,785)	(178,775)	(154,245)	(66,310)	(71,804)
Death benefits	(11,810)	(2,170)	(1,248)	—	(1,888)
Units outstanding at end of year	2,451,939	1,969,533	2,205,646	846,232	1,222,940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$(171)	$22,769	$(3,813)	$273	$13,909
Net realized gain (loss) on sales of investments	(8)	107,036	169,108	5	355,329
Distributions from capital gains	—	10,228	192,328	—	1,089,289
Net change in unrealized appreciation or depreciation of investments	(1,599)	(19,745)	(364,833)	(143)	(668,419)
Net increase (decrease) in net assets resulting from operations	(1,778)	120,288	(7,210)	135	790,108

Contract transactions
Contract purchase payments	1,099	140,152	135,147	6,125	358,970
Net transfers(1)	113,008	(154,377)	(58,147)	9,636	(281,127)
Transfers for policy loans	260	(21,025)	(49,113)	—	(27,605)
Policy charges	(980)	(44,349)	(73,184)	(205)	(187,637)
Contract terminations:
Surrender benefits	(74)	(80,709)	(86,793)	(149)	(402,439)
Death benefits	—	—	—	—	(2,685)
Increase (decrease) from contract transactions	113,313	(160,308)	(132,090)	15,407	(542,523)
Net assets at beginning of year	77	1,963,630	2,679,398	77	6,468,665
Net assets at end of year	$111,612	$1,923,610	$2,540,098	$15,619	$6,716,250

Accumulation unit activity
Units outstanding at beginning of year	—	993,862	817,189	2	2,044,701
Contract purchase payments	805	69,245	42,880	5,872	108,469
Net transfers(1)	116,053	(70,569)	45,872	9,631	23,835
Transfers for policy loans	259	(9,735)	(15,510)	—	(3,028)
Policy charges	(1,012)	(21,863)	(23,562)	(199)	(58,316)
Contract terminations:
Surrender benefits	—	(41,450)	(27,563)	—	(118,138)
Death benefits	—	—	—	—	(967)
Units outstanding at end of year	116,105	919,490	839,306	15,306	1,996,556

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$185	$297	$15,689	$(3,510)	$(11)
Net realized gain (loss) on sales of investments	(1)	8,757	166,431	12,513	1
Distributions from capital gains	3	56,427	102,229	—	260
Net change in unrealized appreciation or depreciation of investments	(376)	(42,205)	37,189	33,987	(92)
Net increase (decrease) in net assets resulting from operations	(189)	23,276	321,538	42,990	158

Contract transactions
Contract purchase payments	609	18,370	117,038	21,880	312
Net transfers(1)	18,217	(440)	26,964	43,257	12,532
Transfers for policy loans	—	197	(72,567)	78,453	—
Policy charges	(14)	(13,098)	(74,396)	(19,197)	(118)
Contract terminations:
Surrender benefits	(73)	(31,284)	(134,432)	(8,028)	(74)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	18,739	(26,255)	(137,393)	116,365	12,652
Net assets at beginning of year	—	413,821	2,232,009	460,105	74
Net assets at end of year	$18,550	$410,842	$2,416,154	$619,460	$12,884

Accumulation unit activity
Units outstanding at beginning of year	—	166,128	1,364,474	340,237	—
Contract purchase payments	240	7,300	68,241	15,820	12
Net transfers(1)	18,655	(753)	(32,135)	31,612	12,424
Transfers for policy loans	—	68	(49,373)	57,587	—
Policy charges	(15)	(5,253)	(42,486)	(13,864)	(113)
Contract terminations:
Surrender benefits	—	(11,537)	(89,066)	(5,786)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	18,880	155,953	1,219,655	425,606	12,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,690	$(2,122)	$6,003	$7,821	$(3,064)
Net realized gain (loss) on sales of investments	86,904	538,847	17,090	25,306	20,399
Distributions from capital gains	—	58,052	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,315)	263,814	46,262	(41,454)	12,815
Net increase (decrease) in net assets resulting from operations	33,279	858,591	69,355	(8,327)	30,150

Contract transactions
Contract purchase payments	12,369	576,931	30,519	66,906	22,143
Net transfers(1)	(254,672)	(297,812)	(10,386)	56,695	12,070
Transfers for policy loans	(1,311)	(98,687)	(6,073)	(9,852)	(6,390)
Policy charges	(9,844)	(553,805)	(17,376)	(27,843)	(14,889)
Contract terminations:
Surrender benefits	(12,147)	(694,438)	(22,082)	(16,239)	(14,121)
Death benefits	(15,325)	—	—	—	—
Increase (decrease) from contract transactions	(280,930)	(1,067,811)	(25,398)	69,667	(1,187)
Net assets at beginning of year	568,859	12,257,073	583,082	1,038,391	417,547
Net assets at end of year	$321,208	$12,047,853	$627,039	$1,099,731	$446,510

Accumulation unit activity
Units outstanding at beginning of year	420,619	4,661,952	414,866	743,209	314,081
Contract purchase payments	8,555	210,486	20,795	50,244	16,266
Net transfers(1)	(190,932)	(105,115)	(6,793)	43,667	8,189
Transfers for policy loans	(836)	(37,241)	(3,917)	(4,694)	(4,466)
Policy charges	(6,892)	(199,709)	(11,813)	(19,813)	(10,923)
Contract terminations:
Surrender benefits	(8,524)	(252,016)	(14,730)	(9,413)	(10,337)
Death benefits	(12,464)	—	—	—	—
Units outstanding at end of year	209,526	4,278,357	398,408	803,200	312,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(2,953)	$699	$(2,927)	$(9,486)	$(3,387)
Net realized gain (loss) on sales of investments	19,677	(16,605)	18,463	185,729	46,085
Distributions from capital gains	28,833	22,773	35,875	78,241	41,956
Net change in unrealized appreciation or depreciation of investments	(10,904)	(11,354)	4,908	(165,273)	(22,674)
Net increase (decrease) in net assets resulting from operations	34,653	(4,487)	56,319	89,211	61,980

Contract transactions
Contract purchase payments	36,046	112,775	16,364	69,399	25,521
Net transfers(1)	(29,001)	199,587	8,663	(236,931)	(84,449)
Transfers for policy loans	—	—	(3,471)	(42,544)	(26,517)
Policy charges	(17,497)	(3,744)	(14,117)	(42,104)	(19,423)
Contract terminations:
Surrender benefits	(13,870)	(223)	(30,643)	(61,456)	(4,032)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(24,322)	308,395	(23,204)	(313,636)	(108,900)
Net assets at beginning of year	356,294	79	522,479	1,342,372	597,331
Net assets at end of year	$366,625	$303,987	$555,594	$1,117,947	$550,411

Accumulation unit activity
Units outstanding at beginning of year	182,496	—	256,740	1,164,173	411,724
Contract purchase payments	17,948	107,374	7,970	57,214	16,835
Net transfers(1)	(14,700)	198,480	526	(277,891)	(52,533)
Transfers for policy loans	—	—	(133)	(45,435)	(18,755)
Policy charges	(8,482)	(3,644)	(7,957)	(35,508)	(13,372)
Contract terminations:
Surrender benefits	(9,083)	—	(11,709)	(57,786)	(2,576)
Death benefits	—	—	—	—	—
Units outstanding at end of year	168,179	302,210	245,437	804,767	341,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$70,525	$175	$(14,283)	$19,504	$(575)
Net realized gain (loss) on sales of investments	(25,677)	(6)	71,492	169,821	9,963
Distributions from capital gains	315,286	2,413	433,354	66,252	—
Net change in unrealized appreciation or depreciation of investments	(757,185)	(2,896)	(681,364)	(44,070)	43,020
Net increase (decrease) in net assets resulting from operations	(397,051)	(314)	(190,801)	211,507	52,408

Contract transactions
Contract purchase payments	202,964	454	94,538	121,664	30,480
Net transfers(1)	(105,185)	45,842	(277,459)	(33,509)	44,248
Transfers for policy loans	(22,588)	41	(26,421)	(29,717)	(11,516)
Policy charges	(90,230)	(52)	(54,905)	(81,338)	(11,291)
Contract terminations:
Surrender benefits	(234,630)	(74)	(142,090)	(107,869)	(23,740)
Death benefits	(10,011)	—	—	—	(3,974)
Increase (decrease) from contract transactions	(259,680)	46,211	(406,337)	(130,769)	24,207
Net assets at beginning of year	3,382,953	78	2,235,762	1,701,118	395,871
Net assets at end of year	$2,726,222	$45,975	$1,638,624	$1,781,856	$472,486

Accumulation unit activity
Units outstanding at beginning of year	1,841,337	—	978,624	531,098	402,507
Contract purchase payments	113,968	156	45,328	37,063	29,038
Net transfers(1)	(56,867)	45,890	(153,066)	48,124	27,390
Transfers for policy loans	(11,085)	41	(10,634)	(11,128)	(11,992)
Policy charges	(50,554)	(52)	(24,879)	(23,990)	(10,739)
Contract terminations:
Surrender benefits	(130,961)	—	(65,944)	(28,832)	(24,460)
Death benefits	(6,166)	—	—	—	(4,271)
Units outstanding at end of year	1,699,672	46,035	769,429	552,335	407,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(2,345)	$—	$886	$80,588	$(1,492)
Net realized gain (loss) on sales of investments	8,558	—	30,030	12,554	15,860
Distributions from capital gains	43,982	—	43,698	—	116,716
Net change in unrealized appreciation or depreciation of investments	(47,694)	(6)	(63,750)	(47,474)	(42,760)
Net increase (decrease) in net assets resulting from operations	2,501	(6)	10,864	45,668	88,324

Contract transactions
Contract purchase payments	30,250	375	72,959	125,634	58,474
Net transfers(1)	(39,891)	—	14,690	(148,433)	71,127
Transfers for policy loans	(8,956)	—	(2,111)	(6,883)	(7,803)
Policy charges	(12,839)	—	(17,243)	(75,314)	(28,263)
Contract terminations:
Surrender benefits	(3,615)	—	(10,590)	(118,469)	(11,998)
Death benefits	—	—	—	(45,747)	—
Increase (decrease) from contract transactions	(35,051)	375	57,705	(269,212)	81,537
Net assets at beginning of year	307,059	—	869,671	2,648,904	746,716
Net assets at end of year	$274,509	$369	$938,240	$2,425,360	$916,577

Accumulation unit activity
Units outstanding at beginning of year	171,485	—	556,070	1,858,082	445,897
Contract purchase payments	18,492	—	47,392	86,737	35,310
Net transfers(1)	(20,264)	—	(2,333)	(90,968)	37,240
Transfers for policy loans	(3,545)	—	(1,466)	(4,590)	(2,377)
Policy charges	(7,407)	—	(11,378)	(51,758)	(17,467)
Contract terminations:
Surrender benefits	(1,932)	—	(7,162)	(81,766)	(7,421)
Death benefits	—	—	—	(32,320)	—
Units outstanding at end of year	156,829	—	581,123	1,683,417	491,182

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$71,346	$219	$58,984	$29,532	$108
Net realized gain (loss) on sales of investments	5,376	—	37,171	1,555	9,015
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(68,628)	(27)	76,950	(25,934)	(27,648)
Net increase (decrease) in net assets resulting from operations	8,094	192	173,105	5,153	(18,525)

Contract transactions
Contract purchase payments	182,409	8,244	31,324	21,277	10,305
Net transfers(1)	(748,634)	4,480	56,168	(4,020)	95,508
Transfers for policy loans	(6,511)	—	(7,855)	1,115	(5,345)
Policy charges	(76,860)	(103)	(23,820)	(20,570)	(4,977)
Contract terminations:
Surrender benefits	(107,299)	—	(12,077)	(25,550)	(20,050)
Death benefits	(13,238)	—	—	—	—
Increase (decrease) from contract transactions	(770,133)	12,621	43,740	(27,748)	75,441
Net assets at beginning of year	2,239,127	1,987	608,035	558,452	189,917
Net assets at end of year	$1,477,088	$14,800	$824,880	$535,857	$246,833

Accumulation unit activity
Units outstanding at beginning of year	1,618,816	—	280,176	251,364	99,012
Contract purchase payments	127,347	240	12,989	9,310	5,569
Net transfers(1)	(533,428)	4,399	24,626	(2,241)	61,022
Transfers for policy loans	(3,717)	—	(3,126)	556	(2,811)
Policy charges	(54,040)	(101)	(9,607)	(8,893)	(2,723)
Contract terminations:
Surrender benefits	(75,947)	—	(4,726)	(10,819)	(10,477)
Death benefits	(9,979)	—	—	—	—
Units outstanding at end of year	1,069,052	4,538	300,332	239,277	149,592

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(30,577)	$(1,523)	$(19,260)	$65,746	$(3)
Net realized gain (loss) on sales of investments	320,203	22,979	65,612	18,200	21
Distributions from capital gains	—	—	201,106	—	—
Net change in unrealized appreciation or depreciation of investments	743,718	40,546	(371,143)	21,328	(85)
Net increase (decrease) in net assets resulting from operations	1,033,344	62,002	(123,685)	105,274	(67)

Contract transactions
Contract purchase payments	406,779	19,483	136,569	160,524	467
Net transfers(1)	(142,876)	35,958	(136,676)	(101,067)	2,390
Transfers for policy loans	(73,851)	(5,349)	(25,767)	(16,431)	—
Policy charges	(383,974)	(16,655)	(110,063)	(94,686)	(21)
Contract terminations:
Surrender benefits	(532,092)	(12,792)	(158,864)	(222,045)	—
Death benefits	(6,649)	—	—	—	—
Increase (decrease) from contract transactions	(732,663)	20,645	(294,801)	(273,705)	2,836
Net assets at beginning of year	8,506,896	456,263	2,962,346	2,953,465	66
Net assets at end of year	$8,807,577	$538,910	$2,543,860	$2,785,034	$2,835

Accumulation unit activity
Units outstanding at beginning of year	3,875,845	271,838	1,029,170	1,318,605	—
Contract purchase payments	177,021	11,062	50,215	70,244	23
Net transfers(1)	(64,972)	21,861	(49,341)	(44,097)	3,171
Transfers for policy loans	(32,466)	(2,939)	(10,155)	(7,806)	—
Policy charges	(166,989)	(9,514)	(38,857)	(41,007)	(21)
Contract terminations:
Surrender benefits	(230,823)	(7,496)	(55,350)	(95,909)	—
Death benefits	(3,081)	—	—	—	—
Units outstanding at end of year	3,554,535	284,812	925,682	1,200,030	3,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$(61,139)	$(148,767)	$(6,514)	$(5,573)	$(11,236)
Net realized gain (loss) on sales of investments	324,125	1,097,763	(4,469)	34,891	136,349
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	158,835	(114,050)	69,950	(6,822)	(76,347)
Net increase (decrease) in net assets resulting from operations	421,821	834,946	58,967	22,496	48,766

Contract transactions
Contract purchase payments	1,312,447	1,146,158	43,324	115,276	76,586
Net transfers(1)	1,493,416	(285,123)	(41,903)	(155,387)	(1,329,781)
Transfers for policy loans	(101,666)	(89,280)	(1,635)	(4,872)	(1,839)
Policy charges	(215,071)	(442,796)	(27,629)	(77,161)	(79,350)
Contract terminations:
Surrender benefits	(298,672)	(895,845)	(22,560)	(35,521)	(46,949)
Death benefits	(26,467)	(56,103)	—	—	—
Increase (decrease) from contract transactions	2,163,987	(622,989)	(50,403)	(157,665)	(1,381,333)
Net assets at beginning of year	7,551,930	18,295,826	767,072	692,100	2,369,069
Net assets at end of year	$10,137,738	$18,507,783	$775,636	$556,931	$1,036,502

Accumulation unit activity
Units outstanding at beginning of year	5,304,369	12,589,733	605,837	593,855	2,038,548
Contract purchase payments	955,637	776,966	32,985	97,238	64,437
Net transfers(1)	1,034,244	75,868	(23,732)	(130,427)	(1,134,173)
Transfers for policy loans	(66,936)	(59,048)	(1,290)	(4,104)	(1,622)
Policy charges	(152,834)	(303,567)	(21,026)	(65,049)	(66,923)
Contract terminations:
Surrender benefits	(194,585)	(643,299)	(17,114)	(29,376)	(39,030)
Death benefits	(21,222)	(38,931)	—	—	—
Units outstanding at end of year	6,858,673	12,397,722	575,660	462,137	861,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(181,771)	$(333,755)	$(172,355)	$(469,722)	$(19,935)
Net realized gain (loss) on sales of investments	576,462	1,742,656	399,173	1,790,385	70,574
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	521,895	270,607	726,361	1,183,396	50,637
Net increase (decrease) in net assets resulting from operations	916,586	1,679,508	953,179	2,504,059	101,276

Contract transactions
Contract purchase payments	2,110,060	2,766,747	2,973,067	4,363,303	167,438
Net transfers(1)	1,464,048	(1,143,121)	2,323,749	(380,039)	144,325
Transfers for policy loans	(79,444)	(294,931)	(626,886)	(581,725)	(46,199)
Policy charges	(712,569)	(1,660,722)	(630,627)	(1,487,416)	(129,899)
Contract terminations:
Surrender benefits	(1,189,310)	(1,289,822)	(596,158)	(1,582,549)	(132,612)
Death benefits	(21,639)	—	—	(14,089)	—
Increase (decrease) from contract transactions	1,571,146	(1,621,849)	3,443,145	317,485	3,053
Net assets at beginning of year	20,965,871	40,409,801	20,036,119	56,902,151	2,523,700
Net assets at end of year	$23,453,603	$40,467,460	$24,432,443	$59,723,695	$2,628,029

Accumulation unit activity
Units outstanding at beginning of year	15,914,092	30,537,913	14,646,848	40,845,460	2,034,426
Contract purchase payments	1,582,357	2,064,393	2,174,992	3,071,397	132,605
Net transfers(1)	1,227,039	(764,122)	1,664,087	(214,971)	113,695
Transfers for policy loans	(60,403)	(214,449)	(443,355)	(407,924)	(36,936)
Policy charges	(532,143)	(1,230,591)	(457,142)	(1,045,962)	(102,415)
Contract terminations:
Surrender benefits	(887,427)	(960,080)	(417,065)	(1,110,746)	(104,895)
Death benefits	(16,019)	—	—	(9,495)	—
Units outstanding at end of year	17,227,496	29,433,064	17,168,365	41,127,759	2,036,480

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(46,117)	$4	$3	$(5,730)	$(2,989)
Net realized gain (loss) on sales of investments	206,470	—	—	87,809	18,349
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,239	(6)	(5)	(76,585)	21,290
Net increase (decrease) in net assets resulting from operations	208,592	(2)	(2)	5,494	36,650

Contract transactions
Contract purchase payments	354,082	374	375	38,443	30,017
Net transfers(1)	(260,254)	—	—	(34,531)	(25,692)
Transfers for policy loans	3,870	—	—	(24,558)	(2,383)
Policy charges	(354,320)	—	—	(19,584)	(8,666)
Contract terminations:
Surrender benefits	(59,897)	—	—	(25,055)	(2,372)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(316,519)	374	375	(65,285)	(9,096)
Net assets at beginning of year	5,432,014	—	—	748,141	343,979
Net assets at end of year	$5,324,087	$372	$373	$688,350	$371,533

Accumulation unit activity
Units outstanding at beginning of year	4,374,835	—	—	283,758	287,214
Contract purchase payments	279,827	—	—	14,726	24,990
Net transfers(1)	(205,501)	—	—	(6,598)	(26,631)
Transfers for policy loans	2,585	—	—	(9,365)	(2,090)
Policy charges	(279,029)	—	—	(7,732)	(6,956)
Contract terminations:
Surrender benefits	(46,504)	—	—	(9,938)	(1,337)
Death benefits	—	—	—	—	—
Units outstanding at end of year	4,126,213	—	—	264,851	275,190

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$(1,063)	$35,937	$(46,192)	$22,251	$(6,989)
Net realized gain (loss) on sales of investments	16,514	124,157	357,438	11,235	78,653
Distributions from capital gains	—	613,425	749,948	25,877	—
Net change in unrealized appreciation or depreciation of investments	(921)	(1,044,049)	(829,841)	(128,686)	13,810
Net increase (decrease) in net assets resulting from operations	14,530	(270,530)	231,353	(69,323)	85,474

Contract transactions
Contract purchase payments	10,224	348,852	356,970	61,933	66,273
Net transfers(1)	(7,922)	(127,084)	(391,372)	(15,487)	(30,548)
Transfers for policy loans	(4,212)	(125,698)	(171,592)	(15,010)	(17,609)
Policy charges	(4,454)	(168,575)	(204,424)	(29,431)	(25,686)
Contract terminations:
Surrender benefits	(13,103)	(168,755)	(245,775)	(27,154)	(42,762)
Death benefits	—	(5,051)	(17,565)	—	—
Increase (decrease) from contract transactions	(19,467)	(246,311)	(673,758)	(25,149)	(50,332)
Net assets at beginning of year	139,218	5,674,565	6,464,790	1,152,361	920,674
Net assets at end of year	$134,281	$5,157,724	$6,022,385	$1,057,889	$955,816

Accumulation unit activity
Units outstanding at beginning of year	76,603	2,189,083	2,186,158	666,196	370,788
Contract purchase payments	5,671	137,250	122,724	36,988	26,813
Net transfers(1)	(7,113)	22,574	(16,302)	(10,049)	(12,199)
Transfers for policy loans	(2,033)	(45,968)	(58,025)	(8,895)	(6,823)
Policy charges	(2,351)	(66,040)	(71,303)	(17,586)	(10,193)
Contract terminations:
Surrender benefits	(6,791)	(64,726)	(82,468)	(16,298)	(16,723)
Death benefits	—	(1,943)	(6,117)	—	—
Units outstanding at end of year	63,986	2,170,230	2,074,667	650,356	351,663

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(6,303)
Net realized gain (loss) on sales of investments	45,448
Distributions from capital gains	72,426
Net change in unrealized appreciation or depreciation of investments	(134,714)
Net increase (decrease) in net assets resulting from operations	(23,143)

Contract transactions
Contract purchase payments	58,410
Net transfers(1)	(46,847)
Transfers for policy loans	(2,774)
Policy charges	(24,809)
Contract terminations:
Surrender benefits	(17,449)
Death benefits	—
Increase (decrease) from contract transactions	(33,469)
Net assets at beginning of year	846,113
Net assets at end of year	$789,501

Accumulation unit activity
Units outstanding at beginning of year	279,419
Contract purchase payments	23,401
Net transfers(1)	39,012
Transfers for policy loans	(948)
Policy charges	(9,369)
Contract terminations:
Surrender benefits	(5,500)
Death benefits	—
Units outstanding at end of year	326,015

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	61

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D polices and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Division	Fund
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares(3)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(3)	Putnam VT Multi-Cap Growth Fund – Class IB Shares were exchanged for corresponding Class IA Shares of the same fund on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	63

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered throughV2D policies.

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$10
AB VPS Gro & Inc, Cl B	702,237
AB VPS Intl Val, Cl B	868,376
AB VPS Lg Cap Gro, Cl B	229,990
ALPS Alerian Engy Infr, Class III	240,022
AC VP Intl, Cl I	36,271
AC VP Val, Cl I	277,353
BlackRock Global Alloc, Cl III	332,882
Calvert VP SRI Bal, Cl I	44,952
Col VP Bal, Cl 3	659,453
Col VP Govt Money Mkt, Cl 3	1,031,469
Col VP Divd Opp, Cl 3	1,703,805
Col VP Emer Mkts, Cl 3	489,791
Col VP Global Bond, Cl 3	573,087
Col VP Hi Yield Bond, Cl 3	963,595
Col VP Inc Opp, Cl 2	142,464
Col VP Inc Opp, Cl 3	184,608
Col VP Inter Bond, Cl 3	1,408,747
Col VP Lg Cap Gro, Cl 3	388,457

Division	Purchases
Col VP Lg Cap Index, Cl 3	$1,337,011
Col VP Disciplined Core, Cl 3	668,863
Col VP Limited Duration Cr, Cl 2	308,481
Col VP Man Vol Conserv, Cl 2	30,089
Col VP Man Vol Conserv Gro, Cl 2	32,155
Col VP Man Vol Gro, Cl 2	118,150
Col VP Man Vol Mod Gro, Cl 2	565,052
Col VP Mid Cap Gro, Cl 3	131,983
Col VP Mid Cap Val, Cl 3	97,806
Col VP Select Intl Eq, Cl 3	354,064
Col VP Select Lg Cap Val, Cl 3	80,471
Col VP Select Sm Cap Val, Cl 3	238,793
Col VP US Govt Mtge, Cl 3	371,789
CS Commodity Return	56,383
Deutsche Alt Asset Alloc VIP, Cl B	127,779
EV VT Floating-Rate Inc	208,802
Fid VIP Contrafund, Serv Cl 2	1,051,856
Fid VIP Gro & Inc, Serv Cl	442,513
Fid VIP Mid Cap, Serv Cl	1,000,355

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	65

Division	Purchases
Fid VIP Overseas, Serv Cl	$188,315
FTVIPT Frank Global Real Est, Cl 2	621,516
FTVIPT Frank Inc, Cl 2	14,912
FTVIPT Frank Mutual Shares, Cl 2	637,456
FTVIPT Frank Sm Cap Val, Cl 2	864,355
FTVIPT Temp Global Bond, Cl 2	64,392
GS VIT Mid Cap Val, Inst	1,448,682
GS VIT Multi-Strategy Alt, Advisor	16,872
GS VIT Sm Cap Eq Insights, Inst	64,694
GS VIT U.S. Eq Insights, Inst	825,547
Invesco VI Am Fran, Ser I	30,516
Invesco VI Bal Risk Alloc, Ser II	107,778
Invesco VI Comstock, Ser II	80,993
Invesco VI Core Eq, Ser I	1,477,742
Invesco VI Div Divd, Ser I	158,772
Invesco VI Intl Gro, Ser II	320,977
Invesco VI Mid Cap Gro, Ser I	71,458
Invesco VI Tech, Ser I	138,765
Ivy VIP Asset Strategy	190,887
Janus Aspen Enterprise, Serv	88,044
Janus Aspen Global Tech, Serv	312,087
Janus Aspen Janus, Serv	152,281
Janus Aspen Overseas, Serv	506,976
Lazard Ret Global Dyn MA, Serv	19,020
MFS Mass Inv Gro Stock, Serv Cl	2,382,332
MFS New Dis, Serv Cl	180,321
MFS Utilities, Serv Cl	603,374
MS UIF Global Real Est, Cl II	98,608
MS UIF Mid Cap Gro, Cl II	80,317
NB AMT Abs Return Multi-Mgr, Cl S	1,394
Oppen Global VA, Serv	394,481
Oppen Global Strategic Inc VA, Srv	358,947

Division	Purchases
Oppen Main St Sm Cap VA, Serv	$416,359
PIMCO VIT All Asset, Advisor Cl	258,850
PIMCO VIT Tot Return, Advisor Cl	13,555
Put VT Global Hlth Care, Cl IB	463,650
Put VT Hi Yield, Cl IB	56,311
Put VT Intl Eq, Cl IB	89,117
Put VT Multi-Cap Gro, Cl IA	455,997
Put VT Multi-Cap Gro, Cl IB	95,613
Royce Micro-Cap, Invest Cl	240,331
Third Ave Val	208,226
VanEck VIP Global Gold, Cl S	14,735
VP Aggr, Cl 2	1,978,084
VP Aggr, Cl 4	2,839,486
VP BR Gl Infl Prot Sec, Cl 3	472,221
VP Conserv, Cl 2	79,753
VP Conserv, Cl 4	333,484
VP Mod, Cl 2	5,239,499
VP Mod, Cl 4	4,617,901
VP Mod Aggr, Cl 2	6,473,222
VP Mod Aggr, Cl 4	7,002,396
VP Mod Conserv, Cl 2	512,848
VP Mod Conserv, Cl 4	906,000
VP Multi-Mgr Div Inc, Cl 2	14,100
VP Multi-Mgr Int Rate Adapt, Cl 2	856
VP Ptnrs Sm Cap Val, Cl 3	162,440
VP MFS Blended Res Core Eq, Cl 3	75,153
VP Vty Sycamore Estb Val, Cl 3	114,240
Wanger Intl	1,257,391
Wanger USA	1,832,855
WF VT Intl Eq, Cl 2	187,744
WF VT Opp, Cl 2	320,881
WF VT Sm Cap Gro, Cl 2	367,440

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.06	$—	$—	$1.70	$0.75
0.20%	0.99	—	—	—	0.61
0.30%	0.99	1.19	1.06	1.44	0.61
0.45%	0.99	2.55	1.70	3.00	0.60
0.90%	0.98	2.14	1.54	1.74	0.60

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.16	$—	$1.35
0.20%	—	—	0.98	—	—
0.30%	—	—	0.98	1.13	1.18
0.45%	2.02	2.38	0.98	2.05	2.29
0.90%	1.23	2.66	0.97	1.43	1.57

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	0.99	1.13	0.93	0.93	1.05
0.45%	0.97	2.34	1.88	1.15	2.16
0.90%	1.06	2.34	2.62	1.67	2.34

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$1.10	$—	$—	$—	$1.48
0.20%	—	—	—	—	—
0.30%	1.05	1.05	1.05	1.36	1.24
0.45%	0.91	1.95	1.41	3.10	2.70
0.90%	0.90	1.71	1.68	1.10	1.63

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$0.99	$1.00	$0.99	$0.98
0.20%	—	0.93	1.00	0.99	0.98
0.30%	1.27	0.92	1.00	0.99	0.97
0.45%	2.93	0.92	1.00	0.99	0.97
0.90%	1.30	0.92	0.99	0.98	0.96

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$0.99	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.98	1.22	1.15	1.05	1.13
0.45%	0.98	2.99	2.88	1.92	2.78
0.90%	0.97	2.16	1.58	0.97	1.58

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$0.98	$—
0.20%	—	—	—	0.92	—
0.30%	1.14	1.07	0.62	0.92	1.00
0.45%	3.09	1.14	0.69	0.91	1.64
0.90%	2.32	1.29	0.46	0.91	1.19

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$1.45	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.22	—	—	—	1.15
0.45%	2.77	2.68	2.69	1.95	2.30
0.90%	1.51	1.71	3.33	1.40	2.38

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$1.02	$1.30	$1.35	$0.99	$—
0.20%	0.89	—	—	0.95	—
0.30%	0.89	1.09	1.04	0.94	1.10
0.45%	0.89	2.13	2.61	0.94	2.62
0.90%	0.88	1.99	3.17	0.94	3.49

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	67

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$0.92	$—	$—	$—	$1.01
0.20%	0.92	—	—	—	0.96
0.30%	0.92	—	1.28	—	0.96
0.45%	0.92	2.94	2.76	1.53	0.96
0.90%	0.91	2.30	1.65	1.51	0.95

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.10	—	1.21	1.07	1.21
0.45%	2.62	2.21	1.62	1.97	1.45
0.90%	1.31	2.69	1.59	1.08	1.42

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$0.95	$—	$—	$1.54
0.20%	—	0.88	—	—	—
0.30%	1.30	0.88	—	1.29	1.30
0.45%	3.05	0.88	3.31	3.35	2.72
0.90%	2.23	0.87	1.46	1.09	1.55

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$1.09	$—	$—	$1.14
0.20%	—	0.99	—	—	—
0.30%	0.89	0.99	0.98	1.02	0.99
0.45%	1.60	0.99	0.98	3.24	2.11
0.90%	1.38	0.98	0.98	1.76	3.38

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$1.34	$0.94	$1.41	$1.01
0.20%	—	—	0.94	—	—
0.30%	1.11	1.07	0.94	1.16	1.01
0.45%	2.64	2.86	0.93	2.55	1.51
0.90%	1.05	1.48	0.93	1.49	1.39

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$1.52	$0.93	$1.04	$—	$—
0.20%	—	—	1.02	—	—
0.30%	1.14	0.93	1.02	1.51	—
0.45%	3.11	1.48	1.02	2.97	1.95
0.90%	1.61	1.21	1.01	3.04	2.24

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.05	—	1.27	—	—
0.45%	1.84	2.79	1.89	2.07	1.99
0.90%	1.75	2.43	1.85	2.69	2.22

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$0.61	$1.27	$—	$—	$1.08
0.20%	0.58	—	—	—	—
0.30%	0.58	1.12	1.12	1.05	1.05
0.45%	0.58	1.53	1.54	1.28	1.22
0.90%	0.57	1.49	1.50	1.34	1.19

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$1.17	$—	$1.22	$—
0.20%	—	—	—	—	—
0.30%	1.05	1.08	1.08	1.10	1.10
0.45%	1.22	1.39	1.39	1.46	1.46
0.90%	1.19	1.35	1.35	1.42	1.43

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$1.13	$—	$0.99	$0.98	$—
0.20%	—	—	0.98	0.98	—
0.30%	1.07	1.07	0.98	0.98	1.00
0.45%	1.30	1.30	0.98	0.97	2.44
0.90%	1.27	1.27	0.97	0.97	2.41

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.20	1.23	1.06	1.13	1.06
0.45%	2.44	2.91	2.38	2.94	1.67
0.90%	1.25	1.81	2.47	3.10	1.62

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				$1.43	$1.38
0.20%				—	—
0.30%				1.16	1.08
0.45%				2.87	3.11
0.90%				2.59	2.98

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	69

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	5,172	18,177
0.20%	—	—	—	—	—
0.30%	—	415,141	258,698	—	14,025
0.45%	—	285,576	847,348	33,235	86,242
0.90%	—	531,601	982,601	116,371	255,027
Total	—	1,232,318	2,088,647	154,778	373,471

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	173,096	—	11,558
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	155,030	591,170	46,454	77,733	631,747
0.90%	389,611	878,257	285,266	175,097	8,903,034
Total	544,641	1,469,427	504,816	252,830	9,546,339

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	88,595	592,587	142,868	223,479	490,243
0.45%	1,455,106	1,624,205	433,452	538,650	500,639
0.90%	1,321,469	2,947,737	548,693	595,649	591,884
Total	2,865,170	5,164,529	1,125,013	1,357,778	1,582,766

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	2,002	—	—	—	66,628
0.20%	—	—	—	—	—
0.30%	—	33,544	580,748	66,912	589,155
0.45%	76,518	101,173	1,786,008	252,898	904,016
0.90%	279,448	299,555	2,688,593	1,270,886	1,931,633
Total	357,968	434,272	5,055,349	1,590,696	3,491,432

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	35,156	—	4,482	95,333
0.20%	—	—	—	—	—
0.30%	73,661	152,986	—	—	—
0.45%	1,127,029	37,248	10,066	—	—
0.90%	15,918,690	76,829	19,717	26,141	1,268,896
Total	17,119,380	302,219	29,783	30,623	1,364,229

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	225,681	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	17,905	24,712	25,907	19,748
0.45%	131,425	98,053	41,229	296,319	73,640
0.90%	237,878	100,941	284,216	5,862,004	105,036
Total	594,984	216,899	350,157	6,184,230	198,424

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	—	—	—	54,823	—
0.20%	—	—	—	—	—
0.30%	19,615	197,732	14,666	—	1,054
0.45%	193,291	634,780	147,720	12,676	219,066
0.90%	205,876	598,852	463,240	91,799	561,240
Total	418,782	1,431,364	625,626	159,298	781,360

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	116,865	—	—	—	—
0.20%	—	—	—	—	—
0.30%	85,956	—	—	—	192,487
0.45%	365,533	755,670	993,056	303,043	530,795
0.90%	1,862,766	1,094,095	1,043,788	526,221	471,341
Total	2,431,120	1,849,765	2,036,844	829,264	1,194,623

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	369	12,278	2,180	5,652	—
0.20%	—	—	—	—	—
0.30%	—	95,013	161,706	—	294,899
0.45%	—	254,847	382,013	15,670	882,864
0.90%	96,248	536,971	304,583	42,884	907,148
Total	96,617	899,109	850,482	64,206	2,084,911

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	30	—	—	—	32,733
0.20%	—	—	—	—	—
0.30%	—	—	82,022	—	—
0.45%	—	63,804	452,957	209,437	11,782
0.90%	34,507	82,701	574,296	139,791	56,138
Total	34,537	146,505	1,109,275	349,228	100,653

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	736	—	3,658	22,862	8,379
0.45%	25,446	491,603	156,204	259,365	147,242
0.90%	173,155	3,438,401	247,015	577,544	153,767
Total	199,337	3,930,004	406,877	859,771	309,388

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	71

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	—	181,761	—	—	—
0.20%	—	—	—	—	—
0.30%	12,305	—	—	59,505	6,267
0.45%	27,783	38,317	110,419	134,766	39,000
0.90%	137,300	84,589	115,437	573,661	252,318
Total	177,388	304,667	225,856	767,932	297,585

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	—	—	—	—	46,259
0.20%	—	—	—	—	—
0.30%	212,831	—	110,625	72,936	91,903
0.45%	645,327	—	925,028	202,517	192,883
0.90%	766,516	53,439	827,264	416,146	249,596
Total	1,624,674	53,439	1,862,917	691,599	580,641

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	—	6,125	255	11,751	179
0.20%	—	—	—	—	—
0.30%	6,776	—	—	42,012	75,547
0.45%	27,821	18,053	—	125,378	397,814
0.90%	377,799	112,765	—	408,461	1,044,428
Total	412,396	136,943	255	587,602	1,517,968

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	44,277	3,660	1,062	—	—
0.20%	—	—	—	—	—
0.30%	10,098	21,847	—	31,438	—
0.45%	56,304	158,304	38	127,177	104,204
0.90%	403,364	696,006	14,290	214,674	120,421
Total	514,043	879,817	15,390	373,289	224,625

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	29,598	—	1,487	—	—
0.45%	54,105	211,090	195,558	428,378	585,161
0.90%	73,915	3,149,530	76,747	410,443	542,641
Total	157,618	3,360,620	273,792	838,821	1,127,802

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	2,896	1,525,401	—	—	—
0.20%	—	—	—	—	—
0.30%	—	64,615	1,482,868	23,233	—
0.45%	3,429	1,223,251	2,814,119	148,547	87,489
0.90%	14,347	4,599,838	7,839,149	366,185	364,886
Total	20,672	7,413,105	12,136,136	537,965	452,375

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	—	702,527	—	2,209,270	—
0.20%	—	—	—	—	—
0.30%	—	1,265,846	1,301,696	1,351,315	2,579,084
0.45%	192,562	4,205,422	7,587,211	2,961,071	11,138,416
0.90%	500,356	11,109,057	19,200,521	12,551,109	25,647,545
Total	692,918	17,282,852	28,089,428	19,072,765	39,365,045

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	17,963	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	177,181	—	—	16,369
0.45%	608,910	797,255	12,086	—	118,378
0.90%	1,383,089	2,987,663	1,603	831	125,963
Total	2,009,962	3,962,099	13,689	831	260,710

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,879	—	282,899	358,943	—
0.45%	24,956	24,134	684,180	881,971	289,711
0.90%	241,098	65,402	1,222,401	859,014	363,110
Total	267,933	89,536	2,189,480	2,099,928	652,821

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				37,798	11,878
0.20%				—	—
0.30%				2,801	156,192
0.45%				118,991	62,784
0.90%				193,583	132,625
Total				353,173	363,479

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$78	$—	$—	$8,785	$13,632
0.20%	74	—	—	—	88
0.30%	74	495,029	274,644	222	8,494
0.45%	73	728,207	1,442,624	99,675	52,110
0.90%	73	1,137,846	1,512,010	202,806	153,029
Total	$372	$2,361,082	$3,229,278	$311,488	$227,353

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	73

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$201,292	$—	$15,640
0.20%	—	—	73	—	—
0.30%	—	—	73	88	12
0.45%	312,779	1,405,062	45,328	158,855	1,445,278
0.90%	478,867	2,335,217	276,427	250,288	13,987,538
Total	$791,646	$3,740,279	$523,193	$409,231	$15,448,468

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	87,977	667,890	133,516	207,290	512,979
0.45%	1,412,796	3,798,732	814,830	618,601	1,081,588
0.90%	1,405,489	6,889,276	1,438,425	998,077	1,383,772
Total	$2,906,262	$11,355,898	$2,386,771	$1,823,968	$2,978,339

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$2,286	$—	$—	$—	$98,775
0.20%	—	—	—	—	—
0.30%	96	35,256	611,356	91,131	728,639
0.45%	69,962	197,286	2,523,672	783,981	2,438,562
0.90%	252,399	512,013	4,527,661	1,393,354	3,157,969
Total	$324,743	$744,555	$7,662,689	$2,268,466	$6,423,945

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$34,896	$10	$4,467	$93,270
0.20%	—	72	10	10	10
0.30%	93,318	141,463	10	10	10
0.45%	3,301,085	34,366	10,018	10	10
0.90%	20,718,459	70,385	19,484	25,638	1,224,319
Total	$24,112,862	$281,182	$29,532	$30,135	$1,317,619

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$223,089	$—	$—	$—	$—
0.20%	10	—	—	—	—
0.30%	10	21,856	28,303	27,295	22,323
0.45%	129,019	292,906	118,724	568,479	204,479
0.90%	231,894	218,438	449,801	5,708,271	165,940
Total	$584,022	$533,200	$596,828	$6,304,045	$392,742

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$53,643	$—
0.20%	—	—	—	68	—
0.30%	22,312	212,050	9,037	68	3,055
0.45%	596,862	720,587	101,325	11,582	359,910
0.90%	478,702	772,567	213,304	83,293	669,369
Total	$1,097,876	$1,705,204	$323,666	$148,654	$1,032,334

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$169,807	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	105,184	—	—	—	221,512
0.45%	1,013,231	2,026,497	2,672,013	592,111	1,218,533
0.90%	2,821,467	1,873,193	3,471,086	736,950	1,121,891
Total	$4,109,689	$3,899,690	$6,143,099	$1,329,061	$2,561,936

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$452	$15,962	$3,041	$5,617	$—
0.20%	66	—	—	71	—
0.30%	66	103,290	167,402	71	323,940
0.45%	66	542,055	997,119	14,760	2,311,670
0.90%	84,988	1,067,808	966,537	40,116	3,169,568
Total	$85,638	$1,729,115	$2,134,099	$60,635	$5,805,178

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$97	$—	$—	$—	$33,189
0.20%	69	—	—	—	71
0.30%	69	—	104,682	—	71
0.45%	69	187,685	1,248,256	320,501	11,261
0.90%	31,457	190,247	947,553	210,407	53,287
Total	$31,761	$377,932	$2,300,491	$530,908	$97,879

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	897	—	4,539	24,506	10,135
0.45%	66,593	1,085,262	252,941	510,352	213,121
0.90%	226,904	9,234,129	391,665	624,689	218,733
Total	$294,394	$10,319,391	$649,145	$1,159,547	$441,989

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$171,917	$—	$—	$157
0.20%	—	65	—	—	—
0.30%	15,992	65	—	76,705	8,173
0.45%	84,784	33,657	365,962	451,643	106,099
0.90%	306,349	73,789	168,800	624,603	392,071
Total	$407,125	$279,493	$534,762	$1,152,951	$506,500

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$80	$—	$—	$52,943
0.20%	—	73	—	—	—
0.30%	188,414	73	108,573	74,064	91,334
0.45%	1,033,990	73	906,834	656,195	406,489
0.90%	1,060,209	52,312	808,205	731,340	843,743
Total	$2,282,613	$52,611	$1,823,612	$1,461,599	$1,394,509

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	75

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$8,224	$311	$16,521	$256
0.20%	—	—	70	—	—
0.30%	7,534	69	70	48,716	76,061
0.45%	73,347	51,588	70	319,705	600,792
0.90%	395,389	166,940	70	609,261	1,449,947
Total	$476,270	$226,821	$591	$994,203	$2,127,056

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$67,413	$3,475	$3,185	$—	$—
0.20%	—	—	2,022	—	—
0.30%	11,525	20,291	2,018	47,385	—
0.45%	175,110	234,672	2,052	377,543	203,141
0.90%	649,447	840,244	14,409	651,634	269,451
Total	$903,495	$1,098,682	$23,686	$1,076,562	$472,592

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	31,135	—	2,025	—	—
0.45%	99,499	588,677	370,284	888,572	1,163,894
0.90%	129,338	7,660,441	141,927	1,104,176	1,206,697
Total	$259,972	$8,249,118	$514,236	$1,992,748	$2,370,591

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$1,827	$1,944,440	$—	$—	$11
0.20%	77	—	—	—	—
0.30%	77	72,129	1,655,036	24,320	11
0.45%	2,053	1,875,693	4,321,035	190,336	106,688
0.90%	8,209	6,872,351	11,726,180	491,592	433,467
Total	$12,243	$10,764,613	$17,702,251	$706,248	$540,177

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$823,347	$—	$2,696,336	$—
0.20%	—	—	—	—	—
0.30%	11	1,371,366	1,410,032	1,482,976	2,830,012
0.45%	234,806	5,838,096	10,548,081	4,330,218	16,310,111
0.90%	594,606	15,023,963	26,003,942	17,880,285	36,586,565
Total	$829,423	$23,056,772	$37,962,055	$26,389,815	$55,726,688

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$20,218	$—	$74	$73	$—
0.20%	—	—	74	73	—
0.30%	11	189,662	73	73	16,363
0.45%	793,007	1,039,769	11,830	73	288,903
0.90%	1,755,164	3,796,516	1,631	877	303,421
Total	$2,568,400	$5,025,947	$13,682	$1,169	$608,687

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl	Wanger USA	WF VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2,277	13	300,057	406,410	79
0.45%	61,001	70,166	1,631,129	2,596,332	484,345
0.90%	301,203	118,551	3,024,138	2,660,135	588,605
Total	$364,481	$188,730	$4,955,324	$5,662,877	$1,073,029

Subaccount				WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%				$54,213	$16,340
0.20%				—	—
0.30%				3,358	169,352
0.45%				342,069	195,041
0.90%				501,092	394,641
Total				$900,732	$775,374

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	—	$1.06	to	$0.98	$0	0.64%	0.00%	to	0.90%	(1.30%)		to	(2.20%)
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(11)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(10)	to	1.30	%(10)
AB VPS Gro & Inc, Cl B
2015	1,232	$1.19	to	$2.14	$2,361	1.20%	0.30%	to	0.90%	1.12%		to	0.52%
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(9)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
AB VPS Intl Val, Cl B
2015	2,089	$1.06	to	$1.54	$3,229	2.27%	0.30%	to	0.90%	2.09%		to	1.48%
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(9)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
AB VPS Lg Cap Gro, Cl B
2015	155	$1.70	to	$1.74	$311	—	0.00%	to	0.90%	10.85%		to	9.86%
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(7)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
ALPS Alerian Engy Infr, Class III
2015	373	$0.75	to	$0.60	$227	0.96%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(11)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(10)	to	3.37	%(10)
AC VP Intl, Cl I
2015	545	$2.02	to	$1.23	$792	0.38%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%)		to	(12.83%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl I
2015	1,469	$2.38	to	$2.66	$3,740	2.14%	0.45%	to	0.90%	(4.32%)		to	(4.75%)
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
BlackRock Global Alloc, Cl III
2015	505	$1.16	to	$0.97	$523	1.24%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(11)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
2012	—	$1.01	to	$1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(7)	to	2.92	%(7)
Calvert VP SRI Bal, Cl I
2015	253	$1.13	to	$1.43	$409	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(9)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
Col VP Bal, Cl 3
2015	9,546	$1.35	to	$1.57	$15,448	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47	%(7)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
Col VP Govt Money Mkt, Cl 3
2015	2,865	$0.99	to	$1.06	$2,906	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(9)	to	(0.88%)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Divd Opp, Cl 3
2015	5,165	$1.13	to	$2.34	$11,356	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(9)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
Col VP Emer Mkts, Cl 3
2015	1,125	$0.93	to	$2.62	$2,387	0.13%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(9)	to	(2.68%)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
Col VP Global Bond, Cl 3
2015	1,358	$0.93	to	$1.67	$1,824	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(9)	to	(8.54%)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
Col VP Hi Yield Bond, Cl 3
2015	1,583	$1.05	to	$2.34	$2,978	6.06%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(9)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
Col VP Inc Opp, Cl 2
2015	358	$1.10	to	$0.90	$325	9.36%	0.00%	to	0.90%	(1.21%)		to	(2.10%)
2014	403	$1.11	to	$0.92	$373	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	483	$1.07	to	$0.90	$435	8.77%	0.00%	to	0.90%	5.02%		to	0.89	%(8)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	2.85	%(7)	to	2.85	%(7)

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2015	434	$1.05	to	$1.71	$745	9.19%	0.30%	to	0.90%	(1.32%)		to	(1.91%)
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(9)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
Col VP Inter Bond, Cl 3
2015	5,055	$1.05	to	$1.68	$7,663	1.32%	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(9)	to	(3.27%)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
Col VP Lg Cap Gro, Cl 3
2015	1,591	$1.36	to	$1.10	$2,268	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(9)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%)		to	(4.09%)
Col VP Lg Cap Index, Cl 3
2015	3,491	$1.48	to	$1.63	$6,424	—	0.00%	to	0.90%	0.86%		to	(0.05%)
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16	%(7)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
Col VP Disciplined Core, Cl 3
2015	17,119	$1.27	to	$1.30	$24,113	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(9)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
Col VP Limited Duration Cr, Cl 2
2015	302	$0.99	to	$0.92	$281	6.93%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(11)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.09	%(7)	to	0.09	%(7)
Col VP Man Vol Conserv, Cl 2
2015	30	$1.00	to	$0.99	$30	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(11)	to	0.21	%(11)
Col VP Man Vol Conserv Gro, Cl 2
2015	31	$0.99	to	$0.98	$30	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(11)	to	0.10	%(11)
Col VP Man Vol Gro, Cl 2
2015	1,364	$0.98	to	$0.96	$1,318	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(11)	to	(0.11	%)(11)
Col VP Man Vol Mod Gro, Cl 2
2015	595	$0.99	to	$0.97	$584	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(11)	to	0.12	%(11)
Col VP Mid Cap Gro, Cl 3
2015	217	$1.22	to	$2.16	$533	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(9)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
Col VP Mid Cap Val, Cl 3
2015	350	$1.15	to	$1.58	$597	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(9)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%)		to	(9.32%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2015	6,184	$1.05	to	$0.97	$6,304	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(9)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
Col VP Select Lg Cap Val, Cl 3
2015	198	$1.13	to	$1.58	$393	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(9)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
Col VP Select Sm Cap Val, Cl 3
2015	419	$1.14	to	$2.32	$1,098	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(9)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
Col VP US Govt Mtge, Cl 3
2015	1,431	$1.07	to	$1.29	$1,705	2.84%	0.30%	to	0.90%	0.91%		to	0.30%
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(9)	to	(2.84%)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
CS Commodity Return
2015	626	$0.62	to	$0.46	$324	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(9)	to	(11.08%)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	159	$0.98	to	$0.91	$149	2.21%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(11)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	1.61	%(7)	to	1.61	%(7)
EV VT Floating-Rate Inc
2015	781	$1.00	to	$1.19	$1,032	3.33%	0.30%	to	0.90%	(1.28%)		to	(1.88%)
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(9)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
Fid VIP Contrafund, Serv Cl 2
2015	2,431	$1.45	to	$1.51	$4,110	0.81%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(7)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
Fid VIP Gro & Inc, Serv Cl
2015	1,850	$2.68	to	$1.71	$3,900	1.98%	0.45%	to	0.90%	(2.79%)		to	(3.23%)
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
Fid VIP Mid Cap, Serv Cl
2015	2,037	$2.69	to	$3.33	$6,143	0.39%	0.45%	to	0.90%	(1.94%)		to	(2.38%)
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2015	829	$1.95	to	$1.40	$1,329	1.31%	0.45%	to	0.90%	3.03%		to	2.56%
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
FTVIPT Frank Global Real Est, Cl 2
2015	1,195	$1.15	to	$2.38	$2,562	3.24%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(9)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
FTVIPT Frank Inc, Cl 2
2015	97	$1.02	to	$0.88	$86	4.61%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(11)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(10)	to	2.68	%(10)
FTVIPT Frank Mutual Shares, Cl 2
2015	899	$1.30	to	$1.99	$1,729	3.02%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(7)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	850	$1.35	to	$3.17	$2,134	0.64%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(7)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
FTVIPT Temp Global Bond, Cl 2
2015	64	$0.99	to	$0.94	$61	8.17%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(11)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(10)	to	0.38	%(10)
GS VIT Mid Cap Val, Inst
2015	2,085	$1.10	to	$3.49	$5,805	0.40%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(9)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
GS VIT Multi-Strategy Alt, Advisor
2015	35	$0.92	to	$0.91	$32	2.67%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(11)	to	(3.26	%)(11)
GS VIT Sm Cap Eq Insights, Inst
2015	147	$2.94	to	$2.30	$378	0.29%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%)
GS VIT U.S. Eq Insights, Inst
2015	1,109	$1.28	to	$1.65	$2,300	1.35%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(9)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
Invesco VI Am Fran, Ser I
2015	349	$1.53	to	$1.51	$531	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80	%)(6)	to	(3.09	%)(6)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Bal Risk Alloc, Ser II
2015	101	$1.01	to	$0.95	$98	5.03%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(11)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(10)	to	(0.81	%)(10)
Invesco VI Comstock, Ser II
2015	199	$1.10	to	$1.31	$294	1.66%	0.30%	to	0.90%	(6.48%)		to	(7.03%)
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(9)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
Invesco VI Core Eq, Ser I
2015	3,930	$2.21	to	$2.69	$10,319	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.62%)
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
Invesco VI Div Divd, Ser I
2015	407	$1.21	to	$1.59	$649	1.77%	0.30%	to	0.90%	1.76%		to	1.15%
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(9)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97	%)(5)	to	(8.25	%)(5)
Invesco VI Intl Gro, Ser II
2015	860	$1.07	to	$1.08	$1,160	1.35%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(9)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
Invesco VI Mid Cap Gro, Ser I
2015	309	$1.21	to	$1.42	$442	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(9)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02	%)(6)	to	(2.32	%)(6)
Invesco VI Tech, Ser I
2015	177	$1.30	to	$2.23	$407	—	0.30%	to	0.90%	6.50%		to	5.86%
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(9)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
Ivy VIP Asset Strategy
2015	305	$0.95	to	$0.87	$279	0.40%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(11)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(10)	to	4.56	%(10)
Janus Aspen Enterprise, Serv
2015	226	$3.31	to	$1.46	$535	0.52%	0.45%	to	0.90%	3.30%		to	2.84%
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
Janus Aspen Global Tech, Serv
2015	768	$1.29	to	$1.09	$1,153	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(9)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Janus, Serv
2015	298	$1.54	to	$1.55	$506	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(7)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
Janus Aspen Overseas, Serv
2015	1,625	$0.89	to	$1.38	$2,283	0.51%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(9)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
Lazard Ret Global Dyn MA, Serv
2015	53	$1.09	to	$0.98	$53	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(11)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(10)	to	4.16	%(10)
MFS Mass Inv Gro Stock, Serv Cl
2015	1,863	$0.98	to	$0.98	$1,824	0.59%	0.30%	to	0.90%	(1.85	%)(12)	to	(2.30	%)(12)
MFS New Dis, Serv Cl
2015	692	$1.02	to	$1.76	$1,462	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(9)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
MFS Utilities, Serv Cl
2015	581	$1.14	to	$3.38	$1,395	4.00%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(7)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
MS UIF Global Real Est, Cl II
2015	412	$1.11	to	$1.05	$476	2.28%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(9)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
MS UIF Mid Cap Gro, Cl II
2015	137	$1.34	to	$1.48	$227	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45	%(7)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	0	$0.94	to	$0.93	$1	—	0.00%	to	0.90%	(5.06%)		to	(5.92%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(11)	to	(1.64	%)(11)
Oppen Global VA, Serv
2015	588	$1.41	to	$1.49	$994	1.09%	0.00%	to	0.90%	3.67%		to	2.74%
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(7)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%)		to	(9.35%)
Oppen Global Strategic Inc VA, Srv
2015	1,518	$1.01	to	$1.39	$2,127	5.45%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(10)	to	(1.26%)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	83

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Main St Sm Cap VA, Serv
2015	514	$1.52	to	$1.61	$903	0.61%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(7)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
PIMCO VIT All Asset, Advisor Cl
2015	880	$0.93	to	$1.21	$1,099	3.07%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(7)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
PIMCO VIT Tot Return, Advisor Cl
2015	15	$1.04	to	$1.01	$24	5.38%	0.00%	to	0.90%	0.01%		to	(0.93%)
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(11)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(10)	to	(0.59	%)(10)
Put VT Global Hlth Care, Cl IB
2015	373	$1.51	to	$3.04	$1,077	7.21%	0.30%	to	0.90%	7.46%		to	6.82%
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(9)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
Put VT Hi Yield, Cl IB
2015	225	$1.95	to	$2.24	$473	6.89%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
Put VT Intl Eq, Cl IB
2015	158	$1.05	to	$1.75	$260	1.13%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(9)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%)		to	(17.68%)
Put VT Multi-Cap Gro, Cl IA
2015	3,361	$2.79	to	$2.43	$8,249	1.89%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
Put VT Multi-Cap Gro, Cl IB
2015	274	$1.27	to	$1.85	$514	1.67%	0.30%	to	0.90%	(0.59%)		to	(1.18%)
2014	285	$1.28	to	$1.87	$539	0.30%	0.30%	to	0.90%	13.15%		to	12.47%
2013	272	$1.13	to	$1.66	$456	0.50%	0.30%	to	0.90%	16.44	%(9)	to	35.22%
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
Royce Micro-Cap, Invest Cl
2015	839	$2.07	to	$2.69	$1,993	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
Third Ave Val
2015	1,128	$1.99	to	$2.22	$2,371	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%)		to	(22.01%)

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VanEck VIP Global Gold, Cl S
2015	21	$0.61	to	$0.57	$12	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(11)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(10)	to	(13.73	%)(10)
VP Aggr, Cl 2
2015	7,413	$1.27	to	$1.49	$10,765	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67	%(7)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
VP Aggr, Cl 4
2015	12,136	$1.12	to	$1.50	$17,702	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(9)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
VP BR Gl Infl Prot Sec, Cl 3
2015	538	$1.05	to	$1.34	$706	36.81%	0.30%	to	0.90%	(1.79%)		to	(2.38%)
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(9)	to	(6.33%)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
VP Conserv, Cl 2
2015	452	$1.08	to	$1.19	$540	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04	%(7)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Conserv, Cl 4
2015	693	$1.05	to	$1.19	$829	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(9)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Mod, Cl 2
2015	17,283	$1.17	to	$1.35	$23,057	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51	%(7)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
VP Mod, Cl 4
2015	28,089	$1.08	to	$1.35	$37,962	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(9)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
VP Mod Aggr, Cl 2
2015	19,073	$1.22	to	$1.42	$26,390	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08	%(7)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
VP Mod Aggr, Cl 4
2015	39,365	$1.10	to	$1.43	$55,727	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(9)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	85

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2015	2,010	$1.13	to	$1.27	$2,568	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70	%(7)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
VP Mod Conserv, Cl 4
2015	3,962	$1.07	to	$1.27	$5,026	—	0.30%	to	0.90%	(0.60%)		to	(1.20%)
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(9)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
VP Multi-Mgr Div Inc, Cl 2
2015	14	$0.99	to	$0.97	$14	6.82%	0.00%	to	0.90%	(0.91%)		to	(1.81%)
2014	—	$0.99	to	$0.99	$0	1.86%	0.00%	to	0.90%	(0.66	%)(11)	to	(1.12	%)(11)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	1	$0.98	to	$0.97	$1	3.69%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	—	$1.00	to	$0.99	$0	1.49%	0.00%	to	0.90%	(0.55	%)(11)	to	(1.01	%)(11)
VP Ptnrs Sm Cap Val, Cl 3
2015	261	$1.00	to	$2.41	$609	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(9)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%)		to	(5.31%)
VP MFS Blended Res Core Eq, Cl 3
2015	268	$1.20	to	$1.25	$364	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(9)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
VP Vty Sycamore Estb Val, Cl 3
2015	90	$1.23	to	$1.81	$189	—	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(9)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
Wanger Intl
2015	2,189	$1.06	to	$2.47	$4,955	1.45%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(9)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
Wanger USA
2015	2,100	$1.13	to	$3.10	$5,663	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(9)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
WF VT Intl Eq, Cl 2
2015	653	$1.06	to	$1.62	$1,073	3.93%	0.30%	to	0.90%	1.50%		to	0.89%
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(9)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
WF VT Opp, Cl 2
2015	353	$1.43	to	$2.59	$901	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(7)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%)		to	(6.36%)

86	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Sm Cap Gro, Cl 2
2015	363	$1.38	to	$2.98	$775	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93	%(7)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on Nov. 19, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on Aug. 19, 2013.
(10)	New subaccount operations commenced on Oct. 21, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2015 ANNUAL REPORT	87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 19, 2016

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $1,720,349; 2014, $1,707,999)	$1,784,405	$1,842,234
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2015 and 2014, $2,038)	135,452	144,614
Policy loans	46,740	45,112
Other investments	359	375
Total investments	1,966,956	2,032,335
Cash and cash equivalents	43,812	24,143
Reinsurance recoverables	126,671	117,296
Other receivables	10,391	8,587
Accrued investment income	18,687	19,148
Deferred acquisition costs	160,600	150,763
Other assets	160,853	176,629
Separate account assets	4,367,522	4,480,677
Total assets	$6,855,492	$7,009,578

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,930,666	$1,980,331
Other liabilities	138,161	127,322
Separate account liabilities	4,367,522	4,480,677
Total liabilities	6,436,349	6,588,330
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,915	106,906
Retained earnings	281,351	256,788
Accumulated other comprehensive income, net of tax	28,877	55,554
Total shareholder’s equity	419,143	421,248
Total liabilities and shareholder’s equity	$6,855,492	$7,009,578

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2015	2014	2013
Revenues
Premiums	$23,091	$24,484	$24,284
Net investment income	85,903	87,260	90,983
Policy and contract charges	110,716	106,271	99,975
Other revenues	23,475	21,257	19,180
Net realized investment gains (losses)	(482)	2,024	1,135
Total revenues	242,703	241,296	235,557

Benefits and expenses
Benefits, claims, losses and settlement expenses	74,107	64,479	52,288
Interest credited to fixed accounts	48,138	50,510	54,502
Amortization of deferred acquisition costs	15,096	13,159	8,098
Other insurance and operating expenses	41,535	45,498	44,490
Total benefits and expenses	178,876	173,646	159,378
Pretax income	63,827	67,650	76,179
Income tax provision	14,264	15,441	21,790
Net income	$49,563	$52,209	$54,389

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(776)	$(358)	$(34)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	375	14	(83)
Net impairment losses recognized in net realized investment gains (losses)	$(401)	$(344)	$(117)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2015	2014	2013

Net income	$49,563	$52,209	$54,389
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(26,677)	12,175	(45,365)
Total comprehensive income	$22,886	$64,384	$9,024

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$2,000	$106,751	$199,190	$88,744	$396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014	2,000	106,906	256,788	55,554	421,248
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)
Balances at December 31, 2015	$2,000	$106,915	$281,351	$28,877	$419,143

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$49,563	$52,209	$54,389
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,499	4,273	3,351
Deferred income tax expense (benefit)	(3,557)	13,346	1,140
Contractholder and policyholder charges, non-cash	(21,737)	(20,780)	(20,034)
(Gain) loss from equity method investments	9	(9)	(122)
Net realized investment (gains) losses	81	(2,368)	(1,252)
Other-than-temporary impairments recognized in net realized investment gains	401	344	117
Changes in operating assets and liabilities:
Deferred acquisition costs	(3,965)	(5,398)	(11,097)
Policyholder account balances, future policy benefits and claims, net	41,444	77,397	(55,456)
Derivatives, net of collateral	37,312	(40,530)	43,395
Reinsurance recoverables	(8,323)	(8,177)	(10,163)
Other receivables	(1,872)	(586)	(1,228)
Accrued investment income	461	604	978
Other, net	23,260	(18,476)	6,962
Net cash provided by operating activities	116,576	51,849	10,980

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	11,350	16,620	20,988
Maturities, sinking fund payments and calls	192,721	208,977	238,974
Purchases	(219,602)	(280,820)	(233,274)
Proceeds from maturities and repayments of commercial mortgage loans	17,439	22,231	28,238
Funding of commercial mortgage loans	(8,277)	(16,893)	(22,898)
Net proceeds from sales of other investments	7	—	—
Purchase of land, buildings, equipment and software	(22)	(73)	—
Change in policy loans, net	(1,628)	(4,013)	(1,710)
Net cash provided by (used in) investing activities	(8,012)	(53,971)	30,318

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,391	150,722	160,592
Net transfers to separate accounts	(22,966)	(28,652)	(21,615)
Surrenders and other benefits	(172,766)	(110,714)	(119,320)
Proceeds from line of credit with Ameriprise Financial, Inc.	6,300	—	1,700
Payments on line of credit with Ameriprise Financial, Inc.	(6,300)	—	(1,700)
Tax adjustment on share-based incentive compensation plan	9	55	100
Cash paid for purchased options with deferred premiums	(15,563)	(13,301)	(13,922)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(24,000)	(25,000)
Net cash used in financing activities	(88,895)	(25,890)	(19,165)
Net increase (decrease) in cash and cash equivalents	19,669	(28,012)	22,133
Cash and cash equivalents at beginning of period	24,143	52,155	30,022
Cash and cash equivalents at end of period	$43,812	$24,143	$52,155

Supplemental Disclosures:
Income taxes paid (received), net	$(2,011)	$25,500	$35,436
Interest paid on borrowings	1	—	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-

RiverSource Life Insurance Co. of New York

temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund

RiverSource Life Insurance Co. of New York

growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Co. of New York

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are

RiverSource Life Insurance Co. of New York

effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The update should be applied using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. In March 2016, the FASB updated the accounting standards to provide clarification on determining if an entity is a principal or an agent in revenue transactions involving third parties. The key provisions of the update include assessing which entity controls the good or service and whether the nature of the transaction is to provide the good or service or arrange for that good or service to be provided by another entity. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $61.0 million and $32.5 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $24.4 million and nil, respectively, may be sold, pledged or rehypothecated by the counterparty.

At both December 31, 2015 and 2014, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $132.7 million and $140.0 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$338,078	$347,835	19%	$374,584	$391,684	21%
AA	77,776	94,922	5	74,538	95,024	5
A	314,945	338,342	19	335,236	373,669	20
BBB	892,459	909,541	52	814,316	872,112	48
Below investment grade	97,091	93,765	5	109,325	109,745	6
Total fixed maturities	$1,720,349	$1,784,405	100%	$1,707,999	$1,842,234	100%

RiverSource Life Insurance Co. of New York

At December 31, 2015 and 2014, approximately 54% and 51%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity at December 31, 2015. The Company had holdings of $43.6 million in Kinder Morgan, Inc., which were greater than 10% of total equity at December 31, 2014. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	Years Ended December 31,
(in thousands)	2015	2014	2013
Beginning balance	$1,452	$1,416	$1,299
Credit losses for which an other-than-temporary impairment was not previously recognized	112	15	—
Credit losses for which an other-than-temporary impairment was previously recognized	—	21	117
Ending balance	$1,564	$1,452	$1,416

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Gross realized investment gains	$922	$2,543	$1,263
Gross realized investment losses	(1,003)	(175)	(11)
Other-than-temporary impairments	(401)	(344)	(117)
Total	$(482)	$2,024	$1,135

Other-than-temporary impairments for the years ended December 31, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 16 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$74,366	$75,032
Due after one year through five years	510,992	535,307
Due after five years through 10 years	476,166	467,585
Due after 10 years	249,435	290,396
	1,310,959	1,368,320
Residential mortgage backed securities	195,184	198,900
Commercial mortgage backed securities	157,028	159,001
Asset backed securities	57,178	58,184
Total	$1,720,349	$1,784,405

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Fixed maturities	$78,348	$79,039	$82,640
Commercial mortgage loans	7,383	8,247	8,578
Policy loans and other investments	2,187	2,039	1,959
	87,918	89,325	93,177
Less: investment expenses	2,015	2,065	2,194
Total	$85,903	$87,260	$90,983

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2015	2014	2013
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2015	2014
Collectively evaluated for impairment	$137,490	$146,652

As of both December 31, 2015 and 2014, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2015 and 2014. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans

RiverSource Life Insurance Co. of New York

which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
South Atlantic	$34,624	$38,607	25%	26%
Pacific	28,934	27,929	21	19
Middle Atlantic	18,120	19,781	13	13
West North Central	14,708	12,480	11	9
Mountain	14,004	15,432	10	11
East North Central	11,527	15,851	8	11
New England	8,980	9,652	7	7
East South Central	4,800	5,022	4	3
West South Central	1,793	1,898	1	1

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
Retail	$36,268	$36,815	26%	25%
Apartments	30,797	29,544	23	20
Industrial	28,034	33,815	20	23
Office	27,308	30,761	20	21
Mixed use	5,202	5,403	4	4
Other	9,881	10,314	7	7

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$150,763	$146,765	$127,704
Capitalization of acquisition costs	19,061	18,557	19,195
Amortization, excluding the impact of valuation assumptions review	(13,896)	(13,859)	(13,498)
Amortization, impact of valuation assumptions review	(1,200)	700	5,400
Impact of change in net unrealized securities losses (gains)	5,872	(1,400)	7,964
Balance at December 31	$160,600	$150,763	$146,765

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$16,970	$18,954	$18,242
Capitalization of sales inducement costs	252	273	285
Amortization, excluding the impact of valuation assumptions review	(2,426)	(2,351)	(1,964)
Amortization, impact of valuation assumptions review	100	200	1,000
Impact of change in net unrealized securities losses (gains)	1,077	(106)	1,391
Balance at December 31	$15,973	$16,970	$18,954

7.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual fixed and variable universal life insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $11.4 billion and $11.3 billion, respectively, of which $8.0 billion and $7.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Direct premiums	$34,840	$36,205	$35,607
Reinsurance ceded	(11,749)	(11,721)	(11,323)
Net premiums	$23,091	$24,484	$24,284

Policy and contract charges are presented on the Statements of Income net of $5.7 million, $5.0 million and $4.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $13.6 million, $11.9 million and $8.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $95.0 million and $86.3 million related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $2.5 million and $2.7 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2015		2014
Policyholder account balances
Fixed annuities	$922,582		$1,011,775
Variable annuity fixed sub-accounts	255,106		247,746
VUL/UL insurance	185,852		183,810
IUL insurance	34,016		22,674
Other life insurance	37,012		38,117
Total policyholder account balances	1,434,568		1,504,122
Future policy benefits
Variable annuity GMWB	45,907		27,840
Variable annuity GMAB	(237	)(1)	(3,944	)(1)
Other annuity liabilities	1,424		7,700
Fixed annuities life contingent liabilities	91,500		91,227
Life, DI and LTC insurance	322,016		318,893
VUL/UL and other life insurance additional liabilities	29,408		27,364
Total future policy benefits	490,018		469,080
Policy claims and other policyholders’ funds	6,080		7,129
Total policyholder account balances, future policy benefits and claims	$1,930,666		$1,980,331

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2015 and 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2015	2014
Variable annuity	$3,979,524	$4,073,573
VUL insurance	387,205	406,303
Other insurance	793	801
Total	$4,367,522	$4,480,677

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,941,369	$2,855,258	$16,990	65	$2,924,873	$2,842,871	$1,057	64
Five/six-year reset	521,969	373,009	4,208	64	571,861	425,897	1,919	64
One-year ratchet	520,326	506,376	19,734	66	552,092	537,908	1,550	65
Five-year ratchet	205,496	199,585	1,760	64	222,112	216,465	247	63
Total — GMDB	$4,189,160	$3,934,228	$42,692	65	$4,270,938	$4,023,141	$4,773	64
GMIB	$12,580	$11,632	$270	65	$16,805	$15,811	$72	65
GMWB:
GMWB	$200,796	$200,091	$20	69	$227,961	$227,149	$10	68
GMWB for life	2,110,159	2,099,690	545	66	2,062,524	2,052,018	86	65
Total — GMWB	$2,310,955	$2,299,781	$565	66	$2,290,485	$2,279,167	$96	65
GMAB	$301,599	$300,213	$3,109	58	$309,247	$308,156	$82	57

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$418	63	$405	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$320	$492	$36,060	$5,912	$12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	$712	$383	$45,907	$(237)	$23,816

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2015	2014
Mutual funds:
Equity	$2,195,565	$2,288,087
Bond	1,369,091	1,463,515
Other	299,090	258,080
Total mutual funds	$3,863,746	$4,009,682

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets	—	4,367,522	—	4,367,522
Total assets at fair value	$2,830	$6,149,555	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(1)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(2)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)	The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Co. of New York

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(1)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(2)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(2)	(4,962	)(3)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015 included in:
Net investment income	$(149)	$(4)	$2	$(151)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—		(5,450)		(5,450)
Interest credited to fixed accounts	—	—	—	—		(857)		—		(857)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $3.9 million, $7.0 million and $(9.2) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various

RiverSource Life Insurance Co. of New York

components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities	5,858	—	5,858	—	5,858

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200
Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $18.0 million, $16.4 million and $14.6 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $9.4 million, $9.0 million and $8.1 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $2.4 million, $2.3 million and $2.1 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.8 million, $28.2 million and $29.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2015, 2014 and 2013, the Company paid cash dividends of $25.0 million, $24.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 13 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2015 and 2014, the Company had an amount due from Ameriprise Financial for federal income taxes of $19.4 million and $34.7 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $60.6 million, $52.8 million and $111.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, bonds carried at $256 thousand and $273 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2015	2014	2013

Net income, per accompanying GAAP financial statements	$49,563	$52,209	$54,389
Capitalization/amortization of DAC, net (GAAP item)	(3,964)	(5,398)	(11,097)
Capitalization/amortization of DSIC, net (GAAP item)	2,074	1,878	679
Change in deferred income taxes(1)(2)	651	13,346	1,140
Current income tax expense(1)	—	798	324
Change in future policy benefits(1)	7,235	26,848	(29,614)
Change in separate account liability adjustment (SAP item)	(7,744)	(1,848)	4,368
Derivatives(1)(2)	(1,168)	(45,588)	68,116
Other, net	2,264	385	2,136
Net income (loss), SAP basis(3)	$48,911	$42,630	$90,441

(1)	Represents valuation differences between GAAP and SAP.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2015	2014

Shareholder’s equity, per accompanying GAAP financial statements	$419,143	$421,248
DAC (GAAP item)	(160,600)	(150,763)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(64,056)	(134,235)
DSIC (GAAP item)	(15,973)	(16,970)
Future policy benefits(1)	(9,989)	5,410
Deferred income taxes, net(1)	34,621	48,259
Separate account liability adjustment (SAP item)	149,490	157,234
Non-admitted assets (SAP item)	(17,173)	(13,125)
Asset valuation reserve (SAP item)	(7,008)	(14,324)
Interest maintenance reserve (SAP item)	(5,258)	(6,718)
Other, net	2,316	1,616
Capital and surplus, SAP basis(2)	$325,513	$297,632

(1)	Represents valuation differences between GAAP and SAP.
(2)	Includes unassigned surplus of $216.6 million and $188.7 million at December 31, 2015 and 2014, respectively.

14.   OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

RiverSource Life Insurance Co. of New York

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared	10,563	—	10,563	(10,563)	—	—	—
Total derivatives	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,945,376	$63,484	$19,306	$1,532,563	$58,855	$13,836
Equity contracts	2,523,973	45,519	64,451	2,275,269	53,835	64,979
Foreign exchange contracts	115,829	2,497	391	86,272	1,237	171
Total non-designated hedges	4,585,178	111,500	84,148	3,894,104	113,927	78,986
Embedded derivatives
GMWB and GMAB(3)	N/A	—	40,343	N/A	—	19,338
IUL	N/A	—	14,287	N/A	—	9,754
Total embedded derivatives	N/A	—	54,630	N/A	—	29,092
Total derivatives	$4,585,178	$111,500	$138,778	$3,894,104	$113,927	$108,078

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $16.8 million and $26.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $8.6 million and $18.8 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	(657)	(17,586)
Year Ended December 31, 2013
Interest rate contracts	—	(40,944)
Equity contracts	299	(49,169)
Foreign exchange contracts	—	1,247
GMWB and GMAB embedded derivatives	—	78,292
IUL embedded derivatives	(411)	—
Total loss	$(112)	$(10,574)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2016	$12,651	$8,652
2017	9,877	—
2018	8,574	5,241
2019	17,410	—
2020	8,470	—
2021-2025	19,235	—
Total	$76,217	$13,893

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $17.7 million and $9.0 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $17.7 million and $9.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2013			$88,744
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	$(97,748)	$34,212	(63,536)
Reclassification of net securities gains included in net income(2)	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Total other comprehensive loss	(69,793)	24,428	(45,365)
Balance of AOCI at December 31, 2013			43,379 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	$(41,042)	$14,365	(26,677)
Balance of AOCI at December 31, 2015			$28,877 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $293 thousand, $94 thousand and $157 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax
Federal	$17,686	$2,086	$20,332
State	135	9	318
Total current income tax	17,821	2,095	20,650
Deferred federal income tax	(3,557)	13,346	1,140
Total income tax provision	$14,264	$15,441	$21,790

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(11.6)	(10.6)	(7.2)
Other	(1.1)	(1.6)	0.8
Income tax provision	22.3%	22.8%	28.6%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$66,410	$73,812
Other	89	3,044
Gross deferred income tax assets	66,499	76,856
Deferred income tax liabilities
Deferred acquisition costs	41,699	36,915
Net unrealized gains on Available-for Sale securities	15,549	29,914
Investment related	6	18,148
DSIC	5,911	5,939
Other	130	657
Gross deferred income tax liabilities	63,295	91,573
Net deferred income tax assets (liabilities)	$3,204	$(14,717)

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2015 and 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$7,249	$7,562	$4,210
Additions based on tax positions related to the current year	410	524	625
Additions for tax positions of prior years	2,026	59	2,727
Reductions for tax positions of prior years	(5,360)	(896)	—
Balance at December 31	$4,325	$7,249	$7,562

If recognized, approximately $117 thousand, $67 thousand and $904 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $4.2 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $216 thousand, $119 thousand and $60 thousand in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $2.6 million and $2.4 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009, remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2015 and 2014, the Company’s funding commitments for commercial mortgage loan commitments was $2.1 million and $1.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

RiverSource Life Insurance Co. of New York

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At both December 31, 2015 and 2014, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2016 RiverSource Life Insurance Company. All rights reserved.

S-6185 CA (5/16)